Securities Act Registration No. 333-_____
Investment Company Registration No. 811-_____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No. __
[ ] Post-Effective Amendment No. __

and/or

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[ ] Amendment No. __

DREYFUS INTERMEDIATE MUNICIPAL INCOME FUND
(Exact Name of Registrant as Specified in Charter)

200 Park Avenue
New York, New York 10166
(Address of Principal Executive Offices)

(212) 922-6000
(Registrant's Telephone Number, including Area Code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

Copies of Communications to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c).

                          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                                                                                              Amount of
   Title of Securities   Amount Being       Proposed Maximum          Proposed Maximum       Registration
    Being Registered      Registered     Offering Price Per Unit  Aggregate Offering Price        Fee
-----------------------------------------------------------------------------------------------------------
Common Shares of
Beneficial Interest,        1,000                $15.00                  $15,000*               $1.90
$0.001 par value            shares

__________

*	Estimated solely for the purpose of calculating the registration fee.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

Subject to Completion, March __, 2004
Preliminary Prospectus

[DREYFUS LOGO]

[______] SHARES

Dreyfus Intermediate Municipal Income Fund

Common Shares
$________ Per Share

          Dreyfus Intermediate Municipal Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund normally will invest substantially all of its assets in municipal securities that provide income exempt from federal income tax. Interest from some of the Fund's holdings may be subject to the federal alternative minimum tax. The Fund will invest at least 80% of its assets in investment grade municipal securities, and may invest up to 20% of its assets in higher risk, higher yielding municipal securities of below investment grade quality ("junk bonds"). Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years, and a portfolio duration of three to eight years.

          The Dreyfus Corporation is the Fund's investment adviser.

          The Fund intends to apply for listing of its Common Shares on the New York Stock Exchange under the symbol [___]. Because the Fund is newly organized, its Common Shares have no history of public trading. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their Common Shares in a relatively short period after buying them in the initial public offering.

           INVESTING IN COMMON SHARES INVOLVES CERTAIN RISKS. SEE "RISK FACTORS" BEGINNING ON PAGE __ OF THIS PROSPECTUS.

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                               Per Share                Total+
                                               ---------                -------

Public Offering Price....................      $                        $
Sales Load...............................      $                        $
Estimated Offering Expenses*.............      $                        $
Proceeds to the Fund.....................      $                        $

__________

          *The Dreyfus Corporation has agreed to pay the Fund's organizational expenses and offering costs (other than the sales load) that exceed $0.__ per Common Share.

          +The underwriters may purchase from the Fund up to _______ additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this Prospectus to cover over-allotments, if any. If the underwriters do so, the total Public Offering Price, Sales Load, Estimated Offering Expenses, and Proceeds to the Fund will be $____, $____, $____, and $____, respectively. See "Underwriting."

           The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[UNDERWRITERS]

The date of this Prospectus is _____________, 2004

(continued from previous page)

          The Fund expects to use leverage by issuing Preferred Shares representing approximately [38]% of the Fund's assets (including the amount obtained through leverage). By using leverage, the Fund will seek to obtain higher income for shareholders over time. Leveraging creates an opportunity for increased income, but there are special risks involved. There can be no assurance that the Fund will use financial leverage or that if it does it will be successful.

          This Prospectus sets forth concisely information about the Fund that you should know before investing. You should read it and retain it for future reference. A statement of additional information ("SAI") dated _________, 2004, containing additional information about the Fund, is on file with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents of the SAI appears on page __ of this Prospectus. You may obtain a copy of the SAI without charge by calling the Fund at 1-800-__-____, or writing to the Fund at 200 Park Avenue, New York, New York 10166. The SAI is available along with other Fund-related materials: at the SEC's public reference room in Washington, DC (call 1-202-942-8090 for information); from the EDGAR database on the SEC'S internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC's public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov.

          The underwriters expect to deliver the Common Shares to purchasers on or about ______, 2004.

           The Fund's Common Shares are not bank deposits or obligations. An investment in Common Shares is not guaranteed, endorsed or insured by any bank, financial institution or government entity, such as the Federal Deposit Insurance Corporation.

TABLE OF CONTENTS

Page

Prospectus Summary
Summary of Fund Expenses
The Fund
Use of Proceeds
Investment Objective and Policies
Preferred Shares and Leverage
Risk Factors
How the Fund Manages Risk
Management of the Fund
Determination of Net Asset Value
Distributions
Dividend Reinvestment Plan
Description of Shares
Anti-Takeover Provisions in the Declaration of Trust
Repurchase of Shares; Conversion to Open-End Fund
Tax Matters
Underwriting
Custodian and Transfer Agent
Legal Opinions
Independent Auditors
Additional Information
Table of Contents of the SAI

           You should rely only on the information contained or incorporated by reference in this Prospectus. Neither the Fund nor the underwriter has authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. Neither the Fund nor the underwriter is making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information appearing in this Prospectus is accurate as of the date on the front cover only.

PROSPECTUS SUMMARY

           This is only a summary. This summary does not contain all of the information that you should consider before investing in the Common Shares. You should review the more detailed information contained in this Prospectus and in the SAI.

The Fund	Dreyfus Intermediate Municipal Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company. The Fund has registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Dreyfus Corporation ("Dreyfus") is the Fund's investment adviser. The Fund's principal office is located at 200 Park Avenue, New York, New York 10166, and its telephone number is 1-800-___-____. See "The Fund."

The Offering	The Fund is offering [________] Common Shares, with a par value of $0.001 per share, through a group of underwriters led by _____ (the "Underwriters"). The initial public offering price is $_____ per Common Share. You must purchase at least ___ Common Shares. The Fund has given the underwriters an option to purchase up to _____ additional Common Shares to cover over-allotments, if any. Dreyfus has agreed to pay organizational expenses and offering costs (other than sales load) that exceed $___ per Common Share. See "Underwriting."

Investment Objective and Policies	The Fund's investment objective is to provide current income exempt from federal income tax. No assurance can be given that the Fund will achieve its investment objective. The Fund normally will invest substantially all of its assets in municipal securities that provide income exempt from federal income tax. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax.

The Fund will invest at least 80% of its assets in investment grade municipal securities. Investment grade securities are those rated within the four highest categories by a nationally recognized statistical rating organization ("Rating Agency"), such as Moody's Investors Service, Inc., Standard & Poor's Ratings Services or Fitch Ratings. The Fund may invest up to 20% of its assets in municipal securities rated below investment grade (but not rated lower than B) by the Rating Agencies. Securities not rated by a Rating Agency are considered to have equivalent ratings as determined by Dreyfus. Municipal securities rated below investment grade are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal and are commonly referred to as "junk bonds."

Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years and a portfolio duration of three to eight years. Dollar-weighted average portfolio maturity is an average of the stated maturities of the securities held by the Fund, based on their dollar-weighted proportions in the Fund. Duration is a measure of how sensitive an investment or the Fund's portfolio may be to changes in interest rates. Generally, the longer a portfolio's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

The Fund expects to use financial leverage through the issuance of Preferred Shares. By using leverage, the Fund will seek to obtain higher income for holders of Common Shares ("Common Shareholders") than if the Fund did not use leverage.

The Fund may, but is not required to, use derivatives, such as futures and options, swaps and inverse floaters, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. Prior to the issuance of any Preferred Shares, the Fund may leverage its portfolio by investing in inverse floaters and entering into derivatives contracts. The Fund's use of such contracts will be limited by the 1940 Act and any Rating Agency that rates the Preferred Shares if issued by the Fund.

Although the Fund's objective is to provide current income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax ("AMT").

The Fund is designed for long-term investors and not as a trading vehicle.

See "Investment Objective and Policies" and "Risk Factors."

Investment Adviser and Management Fee	The Fund's investment adviser is Dreyfus. Founded in 1947, Dreyfus manages approximately $[173] billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company.

The Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of __% of the value of the Fund's average weekly Managed Assets. "Managed Assets" means the Fund's total assets (including assets attributable to any Preferred Shares or borrowings that may be outstanding) minus accrued liabilities (other than debt representing financial leverage). The liquidation value of the Preferred Shares is not treated as a liability.

[Dreyfus has contractually agreed to waive receipt of a portion of the management fee or reimburse other expenses of the Fund so that the Fund's total expenses do not exceed __% of the value of the Fund's average weekly Managed Assets from the commencement of operations through _______, 200_.] See "Management of the Fund."

Proposed Offering of Preferred Shares	Subject to market conditions, the Fund intends to offer Preferred Shares [one to three] months after completion of this offering of Common Shares that will represent approximately [38]% of the Fund's assets (including the amount obtained through leverage). The issuance of Preferred Shares creates an opportunity for increased income for Common Shareholders but, at the same time, involves special risks (including the likelihood of greater volatility of net asset value and market price of Common Shares). There is no assurance that the Fund will issue Preferred Shares or that, if issued, the Fund's leveraging strategy will be successful. See "Preferred Shares and Leverage."

The proceeds the Fund receives from its offering of Preferred Shares will be invested primarily in intermediate-term municipal securities that generally pay fixed rates of interest over the life of the securities. The Preferred Shares will pay dividends based on short-term interest rates, which may be reset frequently. If the yield, after the payment of applicable Fund expenses, on the intermediate-term municipal securities and other instruments purchased by the Fund is greater than the Preferred Share dividend rate as reset periodically, the investment of the proceeds of the Preferred Shares will generate more income than will be needed to pay dividends on the Preferred Shares. If so, the excess income may be used to pay higher dividends to Common Shareholders.

Distributions	The Fund intends to distribute monthly all or substantially all of its tax-exempt interest income to Common Shareholders (after it pays accrued dividends on any Preferred Shares that may be outstanding). The Fund anticipates that virtually all dividends paid to Common Shareholders will be exempt from federal income tax. However, dividends may be subject to state and local taxes. In addition, distributions of any capital gain or other taxable income will be taxable to shareholders. The Fund will distribute capital gains, if any, annually. See "Distributions."

It is expected that the initial monthly dividend on Common Shares will be paid within 90 days after completion of this offering. Common Shareholders may elect to have their dividends and distributions from the Fund automatically reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."

Dividend Reinvestment Plan	The Fund has established a dividend reinvestment plan (the "Plan"). Under the Plan, a Common Shareholder may elect to have all dividend and capital gain distributions automatically reinvested in additional Common Shares either purchased in the open market, or newly issued by the Fund if the Common Shares are trading at or above their net asset value. Common Shareholders may elect to participate in the Plan by completing the dividend reinvestment plan application form. Common Shareholders who do not participate in the Plan will receive all distributions in cash paid by check. Common Shareholders who intend to hold their Common Shares through a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan. See "Dividend Reinvestment Plan."

NYSE Listing	The Fund has applied for the listing of its Common Shares on the New York Stock Exchange under the symbol ___.

Principal Investment Risks	Before investing in Common Shares, you should consider carefully the following risks of such an investment:

•	No Operating History. The Fund is a newly organized, closed-end management investment company with no operating history.

•	Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and the Fund's Common Shares likewise may trade at a discount from net asset value. The net asset value of the Fund's Common Shares will be reduced immediately following the offering by the sales load and the amount of organization and offering expenses paid by the Fund, which should adversely affect the market price. Consequently, this risk may be greater for investors who sell their Common Shares in a relatively short period of time after buying them in the initial offering. In addition to net asset value, market price may be affected by such factors as dividend levels (which are in turn affected by expenses), call protection, dividend stability, portfolio credit quality and liquidity and market supply and demand.

•	Interest Rate Risk. Prices of municipal securities rise and fall in response to changes in market interest rates. Generally, when interest rates rise, prices of municipal securities fall, and vice versa. Interest rate risk is the risk that the municipal securities in the Fund's portfolio will decline in value because of increases in market interest rates. Interest rate changes have a greater affect on the prices of municipal securities with longer maturities and durations.

The Fund may use certain strategies to reduce the interest rate sensitivity of the Fund's portfolio and decrease its exposure to interest rate risk. However, there is no assurance that the Fund will do so or that such strategies will be successful.

The Fund's use of leverage could increase the interest rate risk for Common Shares.

•	Call Risk. Some municipal securities give the issuer the option to call, or redeem, the securities before their maturity date. If an issuer "calls" its municipal securities during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield. A decline in income could affect the market price or overall return of Common Shares.

•	Credit Risk. Credit risk is the risk that one or more municipal securities in the Fund's portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due, because the issuer experiences a decline or there is a perception of a decline in its financial status. High yield ("junk") bonds, in which the Fund may invest up to 20% of its assets, involve greater credit risk, including a higher risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

•	Municipal Securities Market Risk. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its municipal securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in municipal securities.

•	Preferred Shares Leverage Risk. The use of leverage through the issuance of Preferred Shares creates an opportunity for increased income that may be distributed as dividends to Common Shareholders, but also creates special risks for Common Shareholders. Two important types of risks created by leverage are:

•	the likelihood of greater volatility of the net asset value and market price of the Fund's Common Shares, because only Common Shareholders bear the risk of changes in the value of the Fund's portfolio (including municipal securities bought with the proceeds of the Preferred Shares offering); and

•	the likelihood that Common Share income will fluctuate because the Preferred Share dividend rate varies and the possibility that Common Share income will fall because the Preferred Share dividend rate rises.

It is anticipated that dividends on Preferred Shares will be based on short-term municipal security yields (which will be reset periodically); and that the Fund will invest the proceeds of the Preferred Shares offering in intermediate-term, typically fixed rate, municipal securities. So long as the Fund's portfolio provides a higher yield, net of Fund expenses, than the Preferred Share dividend rate, as reset periodically, leverage may enable the Fund to pay Common Shareholders higher dividends than if the Fund were not leveraged. However, the Fund's leveraging strategy, if used, may not be successful. For example, if short-term rates rise at an inopportune time for the Fund, the Preferred Share dividend rate could exceed the yield on intermediate-term municipal securities held by the Fund, reducing dividends to Common Shareholders. In addition, if interest rates rise, the value of the Fund's holdings in intermediate-term municipal securities likely will fall, resulting in a decline in the net asset value of Common Shares.

When the Fund is using leverage, the fee it pays to Dreyfus for investment management services will be higher than if the Fund did not use leverage, because the fee paid by the Fund to Dreyfus is based on the Fund's Managed Assets, which include assets represented by Preferred Shares and any leverage created thereby. Thus, Dreyfus has a financial incentive for the Fund to issue Preferred Shares.

•	Derivatives Risk. The Fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), swaps and inverse floaters. Certain derivatives may cause taxable income. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives contracts involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund's other investments.

Investment by the Fund in derivatives contracts and inverse floaters may increase the Fund's leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's income, dividends and total return to Common Shareholders. Suitable inverse floaters and derivatives contracts may not be available in all circumstances. Moreover, there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when it could be beneficial to the Fund.

•	Tax Risk. To be tax-exempt, municipal securities generally must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Common Shareholders to be taxable. The Fund will invest in municipal securities that pay interest that is exempt, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), from federal income tax.

The Fund may invest in municipal securities the interest on which is subject to the AMT provisions of federal tax law. Thus, a portion of any income provided by the Fund may be includable in alternative minimum taxable income. Common Shares, therefore, may not be a suitable investment for investors who are subject to AMT or who would become subject to AMT by purchasing Common Shares.

The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts in a timely manner. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

•	Sector Risk. The Fund may invest 25% or more of its assets in municipal securities of issuers located in the same state (or U.S. territory) or in municipal securities in the same economic sector, such as hospitals or life care facilities and transportation-related issuers. In addition, a substantial portion of the Fund's portfolio securities may have credit enhancements provided by banks, insurance companies or other financial institutions. As a result, the Fund will be more susceptible to any economic, business, political or other developments that generally affect these sectors and entities.

•	Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the present value of payments at future dates. As inflation increases, the real value of the Common Shares and the Fund's distributions may decline. In addition, during periods of rising inflation, dividend rates of any Preferred Shares of the Fund would likely increase, which would reduce returns to Common Shareholders.

•	Non-diversification Risk. The Fund is non-diversified, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

See "Risk Factors."

Anti-Takeover Provisions	The Fund's Agreement and Declaration of Trust (the "Declaration of Trust") includes provisions that could limit the ability of other entities or persons to acquire control of the Fund, change the composition of its Board, or convert the Fund to open-end status. See "Anti-Takeover Provisions in the Declaration of Trust."

Custodian and Transfer Agent	Mellon Bank, N.A. ("Mellon Bank"), an affiliate of Dreyfus, will serve as the Fund's Custodian and ______ will serve as the Fund's Transfer and Dividend Disbursing Agent. See "Custodian and Transfer Agent."

Closed-End Structure	Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities that are redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objective and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities. However, shares of closed-end funds frequently trade at a discount from their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the Fund's Board, in consultation with Dreyfus, from time to time may review possible actions to reduce any such discount. The Board might consider open market repurchases or tender offers for Common Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. See "Repurchase of Shares; Conversion to Open-End Fund."

SUMMARY OF FUND EXPENSES

          The following table shows Fund expenses as a percentage of net assets attributable to Common Shares and assumes the issuance of Preferred Shares in an amount equal to [38]% of the Fund's assets (after their issuance).

Shareholder Transaction Expenses
(as a percentage of offering price)

     Sales load paid by you                                 _____%
     Expenses borne by the Fund                             _____%(1)(2)
     Dividend Reinvestment Plan fees                        None(3)

                                                            Percentage of Net Assets
                                                            Attributable to Common Shares
                                                            (Assuming the Issuance of
                                                            Preferred Shares)(4)
--------------------------------------------------------------------------------------------

Annual Expenses

     Management fees                                               _____%
     Other expenses                                                _____%(5)
     Total annual expenses                                         _____%
     Fee and expense reimbursements (years 1-_)                    (____)%(6)

     Net annual expenses (years 1-_)                               _____%(6)

__________

(1)   Dreyfus has agreed to bear all organizational expenses and offering costs (other than the sales load) that exceed $0.0_ per Common Share.

(2)   If the Fund offers Preferred Shares, costs of that offering, estimated to be slightly more than __% of the total amount of the Preferred Shares offering, will effectively be borne by Common Shareholders and result in the reduction of the net asset value of the Common Shares. Assuming the issuance of Preferred Shares in an amount equal to [38]% of the Fund's assets (after issuance), those offering costs are estimated to be not more than approximately $______ or $0._ per Common Share (0._% of the offering price).

(3)   You will be charged a $___ service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(4)   Stated as percentages of net assets attributable to Common Shares assuming no issuance of Preferred Shares or borrowings, the Fund's expenses would be estimated to be as follows:

                                                                    Percentage of Net Assets
                                                                    Attributable to Common Shares
                                                                    (Assuming No Preferred Shares
                                                                    are Issued and Outstanding)
----------------------------------------------------------------------------------------------------

Annual Expenses                                                                 _____%

     Management fees
     Other expenses                                                             _____%(5)
     Total annual expenses                                                      _____%
     Fee and expense reimbursements (years 1-_)                                 (____)%(6)

     Net annual expenses (years 1-_)                                            _____%(6)

__________

(5)   Other expenses are based on estimates for the current fiscal year.

(6)   Dreyfus has contractually agreed to reimburse the Fund for fees and other expenses in the amount of ___% of the value of the Fund's average weekly Managed Assets for the first ___ full years of the Fund's operations, __% of average weekly Managed Assets in year __, ____% in year __ and ___% in year __. Without the reimbursement, net annual expenses would be estimated to be ___% of average weekly Managed Assets (or, assuming no issuance of Preferred Shares or borrowings, ___% of average weekly net assets) attributable to Common Shares. Dreyfus may voluntarily reimburse additional fees and expenses but is under no obligation to do so. Any such voluntary reimbursements may be terminated at any time.

          The purpose of the tables above is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table under "Other expenses" are based on estimated amounts for the Fund's first year of operation and assume that the Fund issues approximately ___________ Common Shares. If the Fund issues fewer Common Shares, all other things being equal, these expenses would increase. See "Management of the Fund" and "Dividend Reinvestment Plan."

          Example

          The following example illustrates the expenses (including the sales load of $___, estimated offering expenses of $___, and estimated Preferred Shares offering costs of $___) that you would pay on a $1,000 investment in Common Shares, assuming (a) total net annual expenses of ___% of net assets attributable to Common Shares in years 1 through __, increasing to __% in years __ through __ and (b) a 5% annual return(1):

                                         1 Year          3 Years          5 Years         10 Years(2)
                                         ------          -------          -------         -----------

           The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown.

__________

(1)   The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate, that fees and expenses increase as described in footnote (2) below, and that all dividends and distributions are reinvested in Common Shares at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.

(2)   Assumes reimbursement of fees and expenses of ___% of average weekly Managed Assets of the Fund in year __, and ____% in year __ and no reimbursement of fees or expenses in years ____ through 10. Dreyfus has not agreed to reimburse the Fund for any portion of its fees and expenses beyond _____, 20__.

THE FUND

          The Fund is a newly organized, non-diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust on ________, 2004, pursuant to a Declaration of Trust governed by the laws of the Commonwealth of Massachusetts. As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 200 Park Avenue, New York, New York 10166, and its telephone number is 1-800-___-____. Dreyfus is the Fund's investment adviser.

USE OF PROCEEDS

          The net proceeds of this offering will be approximately $__________ ($_____ if the Underwriters exercise the over-allotment option in full) after payment of the estimated organizational and offering costs. Dreyfus has agreed to pay the amount by which the aggregate of all the Fund's organizational and offering costs (other than the sales load) exceeds $0.0__ per Common Share. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund currently anticipates that it will be able to invest substantially all of the net proceeds in municipal securities that meet the Fund's investment objective and policies within approximately three months after the completion of the offering. Pending such investment, the Fund anticipates that the net proceeds will be invested primarily in high quality, short-term municipal securities.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective

          The Fund seeks to provide current income exempt from federal income tax. To pursue this goal, the Fund normally invests substantially all of its assets in securities that provide income exempt from federal income tax. These securities include primarily investment grade municipal securities. The Fund's investment objective may not be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities. No assurance can be given that the Fund will achieve its investment objective.

Investment Policies

          As a fundamental policy, the Fund normally invests at least 80% of its Managed Assets in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax ("municipal securities").

          The Fund will invest at least 80% of its assets in municipal securities rated investment grade by one or more Rating Agencies, such as Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch Ratings ("Fitch"), or the unrated equivalent as determined by Dreyfus. For additional yield, the Fund may invest up to 20% of its assets in municipal securities rated below investment grade (but not lower than B) or the unrated equivalent as determined by Dreyfus. Rating Agencies analyze and evaluate a bond issuer's, and/or any credit enhancer's, credit profile and ability to repay debts. Based on their assessment, these Rating Agencies assign letter grades that reflect the issuer's, and/or any credit enhancer's, creditworthiness. For example, a rating of AAA or Aaa represents the highest credit rating, AA/Aa the second highest, and so on down to D, for defaulted debt. Bonds rated BBB or Baa and above are considered investment grade. Bonds of below investment grade quality are commonly referred to as "junk bonds." Lower credit ratings correspond to higher credit risk. Bonds of below investment grade quality are regarded as having predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal.

          The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of a security in the event that a Rating Agency (or Dreyfus) downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, Dreyfus may consider such factors as Dreyfus' assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

          The Fund's portfolio manager may buy and sell municipal securities based on credit quality, financial outlook and yield potential. In selecting municipal securities for investment, the portfolio manager may assess the current interest rate environment and the municipal security's potential volatility in different rate environments. The portfolio manager focuses on securities with the potential to offer attractive current income, typically looking for securities that can provide consistently high current yields or that are trading at competitive market prices. A portion of the Fund's assets may be allocated to "discount" bonds, which are securities that sell at a price below their face value, or to "premium" bonds, which are municipal securities that sell at a price above their face value. The Fund's allocation to either discount bonds or to premium bonds will change along with the portfolio manager's changing views of the current interest rate and market environment. The Fund's portfolio manager also may look to select municipal securities that are most likely to obtain attractive prices when sold.

          From time to time, the Fund may invest more than 25% of the value of its assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on certain municipal securities (including certain industrial development bonds) which are specific private activity bonds, while exempt from federal income tax, is a preference item for the purpose of the federal alternative minimum tax ("AMT"). Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as a preference item to the shareholder. The Fund may invest without limitation in such municipal securities if Dreyfus determines that their purchase is consistent with the Fund's investment objective.

           Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years and a portfolio duration of three to eight years. "Duration" measures the sensitivity of a security's price to changes in market interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The maturity of a security measures only the time until final payment is due; it does not take account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in market interest rates. Duration incorporates into one measure a security's yield, coupon payments, principal payments and option features in addition to the amount of time until the security finally matures. In computing the Fund's duration, Dreyfus will estimate the duration of securities that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or the imbedded options, taking into account the influence of interest rates on prepayments and coupon flows. Dreyfus increases or reduces the Fund's portfolio duration based on its interest rate outlook. When Dreyfus expects interest rates to fall, it attempts to maintain a longer portfolio duration. When Dreyfus expects interest rates to increase, it attempts to shorten the portfolio duration. Dreyfus considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth; current and expected interest rates and inflation; the Federal Reserve's monetary policy; and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

          The Fund may, but is not required to, use derivatives, such as futures and options, swaps and inverse floaters, as a substitute for taking a position in an underlying asset, to increase returns, to manage interest rate risk, or as part of a hedging strategy. The Fund expects to use financial leverage through the issuance of Preferred Shares. Prior to the issuance of any Preferred Shares, the Fund may leverage its portfolio by investing in inverse floaters and entering into derivatives contracts.

          The Fund may purchase municipal securities that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Fund's income. The Fund may use any insurer, regardless of its rating. A municipal security will be deemed to have the rating of its insurer. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Common Shares.

          For temporary or for defensive purposes, including the period during which the net proceeds of this offering are being invested, the Fund may invest up to 100% of its assets in high quality, short-term municipal securities. The Fund may invest in taxable short-term instruments only in the event that suitable tax-exempt short-term investments are not available at reasonable prices and yields. Investments in taxable short-term instruments would result in a portion of your dividends being subject to federal income taxes. For more information, see "Tax Matters" in the Fund's SAI.

          The Fund cannot change its investment objective or its policy to invest at least 80% of its Managed Assets in municipal securities (or other investments with similar economic characteristics) without the approval of (1) the holders of a majority of the outstanding Common Shares and, once the Preferred Shares are issued, the Preferred Shares voting together as a single class, and (2) the holders of a majority of the outstanding Preferred Shares voting as a separate class. A "majority of the outstanding" means (x) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (y) more than 50% of the shares, whichever is less. See "Description of Shares--Preferred Shares--Voting Rights" and the Fund's SAI under "Description of Shares--Preferred Shares" for additional information with respect to the voting rights of Preferred Shareholders.

Portfolio Securities

Municipal Securities

           Municipal securities include bonds, notes and commercial paper issued by a municipality typically to finance public projects (such as roads or public buildings), to pay general operating expenses, or to refinance outstanding debt. Municipal securities also may be issued for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. The municipal securities in which the Fund will invest generally are issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico and Guam), and pay interest that, in the opinion of counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), is exempt from federal income tax. Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the securities' interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related security and purchased and sold separately. The market categorizes municipal securities by their source of repayment:

           •     General Obligation Bonds. General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

           •     Revenue Bonds. Revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Holders of revenue bonds may not depend on the municipality's general taxes or revenues for payment of the bonds. For example, a municipality may issue bonds to build a toll road and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

           •     Private Activity Bonds. Private activity bonds are revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds. The interest on many types of private activity bonds is subject to AMT.

          The Fund also may purchase municipal securities that represent lease obligations, municipal notes, pre-refunded municipal securities, tender option bonds and other forms of municipal securities. See "Additional Information About Certain Portfolio Securities and Investment Techniques" in the Fund's SAI for additional information about the Fund's investments.

          The yields on municipal securities depend on a variety of factors, including prevailing interest rates and the condition of the general money market and the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of municipal securities will vary with changes in interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments.

           Zero Coupon Securities. Some of the obligations in which the Fund invests may include so-called "zero-coupon" securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero-coupon security. The Fund is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute substantially all of its income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make such income distributions.

           Municipal Leases. The Fund may invest in municipal leases and participations therein. Municipal leases are obligations in the form of a lease or installment purchase arrangement which is issued by a state or local government to acquire equipment or facilities. To comply with state public financing laws, these leases typically are subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale. The Fund may invest in securities supported by individual leases or pools of municipal leases.

           Inverse Floaters. Prior to the issuance of Preferred Shares, the Fund may invest in residual interest municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed-rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed-rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed-rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

Other Investment Companies

          The Fund may invest up to 10% of its total assets in securities of other open-end or closed-end investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. The Fund may invest in other investment companies during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, during periods when there is a shortage of attractive municipal securities available in the market, or when Dreyfus believes share prices of other investment companies offer attractive values. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company's expenses and will remain subject to payment of the Fund's advisory and other fees and expenses with respect to assets so invested. Common Shareholders will therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies. Dreyfus will take expenses into account when evaluating the investment merits of an investment in an investment company relative to available municipal securities. The Fund treats its investment in such open-end or closed-end investment companies as investments in municipal securities. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the 10% limitation described above. See "Lending Portfolio Securities."

Investment Techniques

Credit Enhancement

          The Fund may invest in securities that have credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, Dreyfus usually evaluates the credit risk of a fixed income security with credit enhancement based solely upon its credit enhancement.

When-Issued and Delayed Delivery Transactions

          The Fund may buy and sell municipal securities on a when-issued or delayed delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a when-issued or delayed delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments. The Fund also may purchase instruments that give the Fund the option to purchase a municipal security when and if issued.

Derivatives Contracts

          The Fund may invest in, or enter into, derivatives contracts for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives contracts are financial instruments that require payments based upon changes in the values of designated or underlying securities, commodities, financial indexes or other assets or instruments. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Examples of derivative instruments include futures contracts, options on futures contracts, options contracts, structured notes, and swap agreements. The Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

           Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund.

          Futures Transactions. The Fund may enter into futures contracts and options thereon in U.S. domestic markets. Futures contracts may be based on various debt securities and securities indexes (such as the Municipal Bond Index traded on the Chicago Board of Trade). Successful use of futures and options on futures contracts by the Fund also is subject to Dreyfus' ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. Distributions by the Fund of any gains realized on the Fund's transactions in futures and options on futures contracts will be taxable. Rating Agency guidelines on any Preferred Shares issued by the Fund may limit the use of these transactions.

           Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names. The Fund will only enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund will enter into swap transactions only when Dreyfus believes it would be in the best interests of the Fund's shareholders to do so. Depending on the circumstances, gains from a swap transaction may be treated either as taxable ordinary income or as short-term or long-term capital gains.

           Options. The Fund may purchase or write (i.e., sell) call and put options with respect to specific securities or futures contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          The Fund may sell only "covered" options. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

           Structured Notes. Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an "embedded index"), such as selected securities, an index of securities or specified interest rates, or the differential performance of two assets or markets. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

Stand-By Commitments

          The Fund may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate its portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Gains realized in connection with stand-by commitments will be taxable.

Lending Portfolio Securities

          The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A portion of any income the Fund derives from lending its portfolio securities may be taxable. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to tax-exempt money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

PREFERRED SHARES AND LEVERAGE

           Subject to market conditions, [one to three months] after the completion of the offering of Common Shares, the Fund intends to offer Preferred Shares representing approximately [38]% of the Fund's assets immediately after their issuance. Preferred Shares will have complete priority over Common Shares upon distribution of assets in liquidation of the Fund. The issuance of Preferred Shares will leverage the Common Shares. Leverage involves special risks and there is no assurance that the Fund's leveraging strategies will be successful. Although the timing and other terms of the offering of Preferred Shares will be determined by the Fund's Board, the Fund expects to invest the proceeds of a Preferred Shares offering primarily in intermediate-term municipal securities. Preferred Shares will pay dividends based on short-term rates, which would be redetermined periodically by an auction process. So long as the Fund's portfolio is invested in securities that provide a higher yield than the dividend rate of Preferred Shares, after taking expenses into consideration, the leverage will allow Common Shareholders to receive higher dividends than if the Fund were not leveraged.

           Changes in the value of the Fund's portfolio, including municipal securities bought with the proceeds of the Preferred Shares offering, will be borne entirely by Common Shareholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to Dreyfus will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's Managed Assets, including the gross proceeds from the issuance of Preferred Shares.

          For tax purposes, the Fund currently is required to allocate net capital gain and other taxable income, if any, between the Common Shares and Preferred Shares in proportion to total distributions paid to each class for the taxable year in which the net capital gain or other taxable income is realized. If net capital gain or other taxable income is allocated to Preferred Shares, instead of solely tax-exempt income, the Fund will have to pay higher total dividends to Preferred Shareholders or make special dividend payments intended to compensate Preferred Shareholders for the unanticipated characterization of a portion of the dividends as taxable ("Gross-up Dividends"). This would reduce any advantage of the Fund's leveraged structure to Common Shareholders.

           Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's capital is at least 200% of the liquidation value of the outstanding Preferred Shares plus the aggregate amount of any senior securities of the Fund representing indebtedness (i.e., the liquidation value of the Preferred Shares plus the aggregate amount of senior securities representing indebtedness may not exceed 50% of the Fund's capital). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the Fund satisfies the 200% capital requirement. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of at least 200%. If the Fund has Preferred Shares outstanding, two of the Fund's Trustees will be elected by Preferred Shareholders voting separately as a class. The remaining Trustees will be elected by Common Shareholders and Preferred Shareholders voting together as a single class. In the event that the Fund failed to pay dividends on Preferred Shares for two years, Preferred Shareholders would be entitled to elect a majority of the Trustees of the Fund.

          If the Fund issues Preferred Shares, it will be subject to certain guidelines imposed by those Rating Agencies that rate the Preferred Shares. These guidelines are expected to impose capital or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these guidelines will impede Dreyfus from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

           Preferred Shares may have to be redeemed to the extent that the Fund fails to comply with the capital requirements imposed by the 1940 Act or the Rating Agencies. To redeem Preferred Shares, the Fund may have to liquidate portfolio securities. Such redemptions and liquidations would cause the Fund to incur related transaction costs and could result in capital losses to the Fund.

          The Fund's willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on may factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on Dreyfus' ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

           Assuming that the Preferred Shares will represent approximately [38]% of the Fund's assets (after their issuance) and pay dividends at an annual average rate of [1.60]% (based on market rates as of the date of this Prospectus), the additional income that the Fund must earn (net of estimated expenses) in order to cover such dividend payments is [0.61]%. Of course, these numbers are merely estimates used for illustration. Actual Preferred Share dividend rates will vary frequently and may be significantly higher or lower than the rate estimated above.

          The following table is designed to illustrate the effect of leverage on Common Share total return. The assumed portfolio total returns and Common Share total returns are hypothetical and actual returns may be greater or less than those appearing in the table. The table assumes investment portfolio total returns (comprised of income and changes in the value of the municipal securities held in the Fund's portfolio net of expenses) of -10%, -5%, 0%, 5% and 10%. The table further assumes the issuance of Preferred Shares representing [38]% of the Fund's assets (after issuance) and the Fund's currently projected annual Preferred Share dividend rate of [1.60]%.

Assumed Portfolio Total Return       (10)%          (5)%         0%           5%         10%
Common Share Total Return          (17.11)%       (9.05)%      (0.98)%       7.08%      15.15%

           Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends on Preferred Shares) and changes in the value of the municipal securities that the Fund owns. The table depicts three cases in which the Fund suffers capital losses and two in which it enjoys capital appreciation. For example, to assume a total return of 0%, the Fund must assume that the tax-exempt interest it receives on investments in municipal securities is entirely offset by losses in the value of those investments.

           Until the Fund issues Preferred Shares, the Common Shares will not be leveraged, and the risks and special considerations related to such leverage described in this Prospectus will not apply. Such leveraging of the Common Shares cannot be achieved until the proceeds resulting from the issuance of the Preferred Shares have been invested in accordance with the Fund's investment objective and policies.

Other Forms of Leverage and Borrowings

           Prior to the issuance of Preferred Shares, the Fund may add leverage to its portfolio by investing in inverse floaters and entering into derivatives contracts. By adding leverage, these strategies have the potential to increase returns to Common Shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund's investment portfolio and could result in larger losses than if the strategies were not used.

           Under the 1940 Act, the Fund generally is not permitted to engage in borrowings, including through the use of derivatives contracts to the extent that these instruments constitute senior securities, unless immediately after a borrowing the value of the Fund's capital is at least 300% of the principal amount of such borrowing. In addition, the Fund is not permitted to declare any cash dividend or other distribution on Common Shares unless, at the time of such declaration, the value of the Fund's capital is at least 300% of such principal amount. If the Fund borrows, it intends, to the extent possible, to prepay all or a portion of the principal amount of the borrowing to the extent necessary to maintain the required capital. Failure to meet the capital requirements described herein could result in an event of default and entitle Preferred Shareholders to elect a majority of the Trustees of the Fund. Derivatives contracts used by the Fund will not constitute senior securities (and will not be subject to the Fund's limitations on borrowings) to the extent that the Fund segregates liquid assets at least equal in amount to its obligations under the instruments, or enters into offsetting transactions or owns positions covering its obligations. For instance, the Fund may cover its position in a forward purchase commitment by segregating liquid assets in an amount sufficient to meet the purchase price.

RISK FACTORS

          The net asset value of the Common Shares and the value of a Common Shareholder's investment in the Fund will fluctuate. An investment in Common Shares will be subject to the following principal risks.

           Newly Organized. The Fund is a newly organized, closed-end management investment company and has no operating history.

           Market Discount Risk. As with any stock, the price of the Common Shares will fluctuate with market conditions and other factors. If Common Shares are sold, the price received may be more or less than the original investment. Shares of closed-end management investment companies frequently trade at a discount from their net asset value, and the Common Shares likewise may trade at a discount from their net asset value.

          The net asset value of the Fund's Common Shares will be reduced immediately following the initial public offering by the sales load and the amount of organization and offering expenses paid by the Fund. Consequently, this risk may be greater for investors who sell Common Shares in a relatively short period of time after buying them in the initial public offering.

           Interest Rate Risk. Interest rate risk is the risk that the municipal securities held by the Fund (and the Fund's net assets) will decline in value because of changes in market interest rates. Prices of municipal securities rise and fall in response to changes in market interest rates. Generally, when interest rates rise, prices of municipal securities fall, and vice versa. This means that the net asset value of the Common Shares will fluctuate with interest rate changes and the corresponding changes in the value of the Fund's municipal securities holdings. However, market factors, such as the demand for particular municipal securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of municipal securities with longer maturities and effective durations.

          The Fund may invest in residual interest municipal securities known as inverse floaters. Compared to similar fixed-rate municipal bonds, the value of these securities will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal securities will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such securities are held by the Fund, an increase in short-term or long-term market interest rates will adversely affect the income received from such securities or the net asset value of Fund shares. To the extent the Fund has Preferred Shares outstanding, an increase in short-term rates would also result in an increase cost of leverage, which would adversely affect the Fund's income available for distribution.

          The Fund may use certain strategies for the purpose of reducing the interest rate sensitivity of the Fund's portfolio and decreasing the Fund's exposure to interest rate risk, although there is no assurance that the Fund will do so or that such strategies will be successful.

          The Fund's use of leverage will increase the interest rate risk for Common Shares.

           Call and Other Reinvestment Risk. Some municipal securities give the issuer the option to "call," or prepay, the securities before their maturity date. If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will call their bonds. If a call were exercised by the issuer of a security held by the Fund during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund's dividends and possibly could affect the market price of the Common Shares. Similar risks exist when the Fund invests the proceeds from matured, traded or prepaid bonds at market interest rates that are below the Fund's current earnings rate. A decline in income could affect the market price or overall returns of the Common Shares.

           Credit Risk. Credit risk is the risk that one or more municipal securities in the Fund's portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due, because the issuer of the security experiences a decline or the perception of a decline in its financial status. In general, lower-rated municipal securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund's net asset value or dividends to Common Shareholders. The Fund may invest up to 20% of its assets in municipal securities that are rated below investment grade at the time of investment or that are unrated but judged to be of comparable quality by Dreyfus. Municipal securities of below investment grade quality, commonly referred to as junk bonds, are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal when due, and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for municipal securities of below investment grade quality tend to be volatile, and these securities are less liquid than investment grade municipal securities.

           Credit risk also includes the possibility that a counterparty to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

           Municipal Securities Market Risk. Investing in the municipal securities market involves certain risks. The amount of public information available about the municipal securities in the Fund's portfolio is generally less that that for corporate equities or bonds. Consequently, the investment performance of the Fund may be more dependent on the analytical abilities of Dreyfus than if the Fund were a stock fund or a taxable bond fund. The secondary market for municipal securities tends to be less well developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell its municipal securities at attractive prices. Special factors, such as legislative changes and local and business developments, may adversely affect the yield or value of the Fund's investments in municipal securities.

          The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations or on the ability of muncipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest and the Fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the Fund's operating expenses. Any income derived from the Fund's ownership or operation of such assets may not be tax-exempt.

           Leverage Risk. Leverage risk includes the risk associated with the issuance of the Preferred Shares or the use of inverse floaters and derivatives contracts to leverage the Fund's portfolio. There is no assurance that the Fund's leveraging strategies involving Preferred Shares or inverse floaters and derivatives contracts will be successful. Once the Preferred Shares are issued or other forms of leverage are used, the net asset value and market value of Common Shares will be more volatile, and the yield distribution to Common Shareholders will tend to fluctuate more in response to changes in interest rates and with changes in the short-term dividend rates on Preferred Shares. If the dividend rate on Preferred Shares approaches the yield on the Fund's investment portfolio, the benefit of leverage to Common Shareholders would be reduced. If the dividend rate on Preferred Shares exceeds the yield on the Fund's portfolio, the leverage will result in a lower dividend to Common Shareholders than if the Fund were not leveraged. Because the intermediate-term bonds included in the Fund's portfolio will typically pay fixed rates of interest while the dividend rate on Preferred Shares will be adjusted periodically, this could occur even when both intermediate-term and short-term municipal rates rise. In addition, the Fund will pay and the Common Shareholders will bear any costs and expenses relating to the issuance and ongoing maintenance of the Preferred Shares. Furthermore, if the Fund has net capital gain or other taxable income that is allocated to Preferred Shares instead of solely tax-exempt income, the Fund may have to pay higher total dividends or Gross-up Dividends to Preferred Shareholders, which would reduce any advantage of the Fund's leveraged structure to Common Shareholders without reducing the associated risk. See "Preferred Shares and Leverage." The Fund cannot assure investors that it will issue Preferred Shares or use other forms of leverage or, if used, that these strategies will result in a higher yield or return to Common Shareholders.

           Similarly, any decline in the net asset value of the Fund's investments will be borne entirely by Common Shareholders. Therefore, if the market value of the Fund's portfolio declines, the leverage will result in a greater decrease in net asset value to Common Shareholders than if the Fund were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for Common Shares.

           While the Fund may from time to time consider reducing leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and net asset value associated with leverage, there can be no assurance that the Fund will actually reduce leverage in the future or that any reduction, if undertaken, will benefit the Common Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. The Fund might need to liquidate investments in order to fund a redemption of some or all of the Preferred Shares. Liquidation of Preferred Shares when the prices of municipal securities are low may result in capital loss and may reduce returns to Common Shareholders.

           Prior to the issuance of Preferred Shares, the Fund may leverage its portfolio by investing in inverse floaters and entering into derivatives contracts. These instruments may increase the Fund's leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's net asset value per Common Share and distributions to Common Shareholders.

           Derivatives Risk. The use of derivatives contracts involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the Fund's other investments. A small investment in derivatives could have a potentially large impact on the Fund's performance.

           Investment by the Fund in derivatives contracts and inverse floaters may increase the Fund's leverage and, during periods of rising short-term interest rates, may adversely affect the Fund's income, dividends and total return to Common Shareholders. Suitable inverse floaters and derivatives contracts may not be available in all circumstances. Moreover, there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when it could be beneficial to the Fund.

          The Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

           Tax Risk. In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to Common Shareholders to be taxable. Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

          The federal income tax treatment of payments in respect of certain derivatives contracts is unclear. Additionally, the Fund may not be able to close out certain derivatives contracts when it wants to. Consequently, the Fund may receive payments that are treated as ordinary income for federal income tax purposes.

          A portion of the Fund's dividends may be subject to AMT. Consequently, Common Shares may not be a suitable investment for investors who are subject to AMT or who would become subject to AMT by purchasing Common Shares.

           Sector Risk. The Fund may invest 25% or more of its assets in municipal securities of issuers located in the same state (or U.S. territory) or in municipal securities in the same economic sector, including without limitation the following: bonds issued by state and local health finance, housing finance, pollution control, industrial development and other authorities or municipal entities for the benefit of hospitals, life care facilities, educational institutions, housing facilities, transportation systems, industrial corporations or utilities. In addition, a substantial part of the Fund may be comprised of securities that are credit enhanced by insurance companies, banks or other similar financial institutions. As a result, the performance of the Fund will be more susceptible to any economic, business, political or other developments that generally affect these sectors or entities.

           Non-diversification Risk. The Fund is non-diversified, which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

           Liquidity Risk. At times, a portion of the Fund's assets may be invested in municipal securities as to which the Fund, by itself or together with other funds or accounts managed by Dreyfus and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal securities is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain of the municipal securities in which the Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices.

           Inflation Risk. Inflation risk is the risk that the value of assets or income from the Fund's investments will be worth less in the future as inflation decreases the present value of payments at future dates. As inflation increases, the real value of the Common Shares and the Fund's distributions may decline. In addition, during periods of rising inflation, Preferred Shares dividend rates would likely increase, which would reduce returns to Common Shareholders.

HOW THE FUND MANAGES RISK

Investment Limitations

          The Fund's investment objective, its policy to invest at least 80% of its net assets in municipal securities (or other investments with similar economic characteristics) and certain investment restrictions designed to limit investment risk have been adopted by the Fund as fundamental policies. Among other fundamental restrictions, which are set forth in the Fund's SAI, the Fund may not invest more than 25% of its Managed Assets in securities of issuers in any one industry, except that this limitation does not apply to municipal securities backed by the assets and revenues of governments or political subdivisions of governments. Fundamental policies cannot be changed without the affirmative vote of the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, voting together as a single class, and of the Fund's outstanding Preferred Shares and any other preferred stock, voting as a separate class. All other investment policies or practices are considered by the Fund not to be fundamental and accordingly may be changed by the Fund's Board without shareholder approval.

          The Fund may become subject to guidelines which are more limiting than its investment restrictions in order to obtain and maintain ratings from a Rating Agency on the Preferred Shares that it intends to issue. See "Investment Objective, Policies and Restrictions" in the SAI for a complete list of the fundamental and non-fundamental investment policies of the Fund.

Quality of Investments

          The Fund will invest at least 80% of its Managed Assets in municipal securities of investment grade quality at the time of investment. Investment grade quality means that such securities are rated by a Rating Agency within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or are unrated but judged to be of comparable quality by Dreyfus.

Limited Issuance of Preferred Shares

           Under the 1940 Act, the Fund could issue Preferred Shares having a total liquidation value (original purchase price of the shares being liquidated plus any accrued and unpaid dividends) of up to 50% of the value of the capital of the Fund. To the extent that the Fund has outstanding any senior securities representing indebtedness such as through the use of derivative contracts that constitute senior securities, the aggregate amount of such senior securities will be added to the total liquidation value of any outstanding Preferred Shares for purposes of this capital requirement. If the total liquidation value of the Preferred Shares plus the aggregate amount of such other senior securities were ever more than 50% of the value of the capital of the Fund, the Fund would not be able to declare dividends on the Common Shares until the liquidation value and/or aggregate amount of other senior securities, as a percentage of the Fund's assets, was reduced. Approximately [one to three months] after the completion of the offering of the Common Shares, the Fund intends to issue Preferred Shares representing about [38]% of the Fund's assets immediately after the issuance of the Preferred Shares. This higher than required margin of net asset value should provide a cushion against later fluctuations in the value of the Fund's portfolio and subject Common Shareholders to less income and net asset value volatility than if the Fund were more leveraged. The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep the liquidation value of the Preferred Shares, plus the aggregate amount of other senior securities representing indebtedness, below 50% of the value of the Fund's capital.

Management of Investment Portfolio and Capital Structure to Limit Leverage Risk

          The Fund may take certain actions if short-term interest rates increase, or market conditions otherwise change (or the Fund anticipates such an increase or change) and the Fund's leverage begins (or is expected) to adversely affect Common Shareholders. To offset such a negative impact of leverage on Common Shareholders, the Fund may shorten the average maturity or duration of its investment portfolio (by selling long-term securities and investing in short-term, high quality securities or implementing certain hedging strategies) or may extend the auction period of outstanding Preferred Shares. The Fund also may attempt to reduce the leverage by redeeming or otherwise purchasing Preferred Shares or redeeming holdings in derivatives contracts or other instruments that create leverage. As explained above under "Risk Factors--Leverage Risk," the success of any such attempt to limit leverage risk depends on Dreyfus' ability to accurately predict interest rate or other market changes. Because of the difficulty of making such predictions, the Fund may not be able to manage its capital structure in the manner described in this paragraph.

          If market conditions suggest that additional leverage would be beneficial, the Fund may sell previously unissued Preferred Shares or Preferred Shares that the Fund previously issued but later repurchased or use other forms of leverage.

Hedging and Related Strategies

          The Fund may use various investment strategies designed to limit the risk of price fluctuations of its portfolio securities and to preserve capital. These hedging strategies may include using financial futures contracts; options on financial futures contracts; swap agreements or options thereon; and options based on either an index of municipal securities or on taxable debt securities whose prices, in the opinion of Dreyfus, correlate with the prices of the Fund's investments. Income earned by the Fund from many hedging activities will be treated as capital gain and, if not offset by net realized capital loss, will be distributed to shareholders as taxable distributions. If effectively used, hedging strategies will offset in varying percentages losses incurred on the Fund's investments due to adverse interest rate changes. There is no assurance that these hedging strategies will be available at any time or that Dreyfus will determine to use them for the Fund or, if used, that the strategies will be successful.

MANAGEMENT OF THE FUND

           Board of Trustees. The business affairs of the Fund are managed under the general supervision of the Fund's Board of Trustees in accordance with Massachusetts law. None of the Fund's Trustees is an "interested person" (as defined in the 1940 Act) of the Fund. The names and business addresses of the Trustees and officers of the Fund and their principal occupations during the past five years are set forth in the Fund's SAI.

           Investment Adviser. Dreyfus is the Fund's investment adviser. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was founded in 1947 and manages approximately $[173] billion in approximately 200 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation ("Mellon"), a global financial services company with approximately $[3.5] trillion of assets under management, administration or custody, including approximately $[657] billion under management. Mellon provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon is headquartered in Pittsburgh, Pennsylvania.

           Dreyfus provides investment management services to the Fund pursuant to a Management Agreement, subject to the authority of the Fund's Board of Trustees in accordance with Massachusetts law. The Fund's primary portfolio manager is A. Paul Disdier. Mr. Disdier has been employed by Dreyfus since 1988 and currently oversees all municipal bond fund investing at Dreyfus. The Fund's other portfolio managers are identified in the SAI. Dreyfus also provides research services for the Fund and for other funds advised by Dreyfus through a professional staff of portfolio managers and securities analysts.

           Under the terms of the Management Agreement, the Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of __% of the value of the Fund's average weekly Managed Assets. Managed Assets are the total assets of the Fund, which includes any proceeds from the Preferred Shares, minus the sum of accrued liabilities (other than indebtedness attributable to leverage). This means that during periods in which the Fund is using leverage, the management fee payable to Dreyfus will be higher than if the Fund did not use leverage because the fee is calculated as a percentage of the Fund's Managed Assets, which include those assets purchased with leverage. [Dreyfus has contractually agreed to waive receipt of a portion of the management fee or reimburse other expenses of the Fund so that the Fund's total expenses do not exceed __% of the value of the Fund's average weekly Managed Assets from the Fund's commencement of operations through ___, 200__.]

          The Management Agreement provides that Dreyfus will not be liable for any error of judgment or mistake of law, or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Dreyfus in the performance of its duties or from reckless disregard of its obligations and duties under the Management Agreement. The Management Agreement may be terminated without penalty upon 60 days' written notice by the Fund's Board of Trustees or by a majority vote of the outstanding shares of the Fund or, upon not less than 90 days' notice, by Dreyfus, and automatically terminates in the event of its assignment.

          In addition to the Management Fee, the Fund pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with Dreyfus), custodian, transfer and dividend disbursing agent expenses, legal fees, leverage expenses, Rating Agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.

          The Fund and Dreyfus have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the Fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's pre-clearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

DETERMINATION OF NET ASSET VALUE

          The net asset value per share of the Fund's Common Shares is determined no less frequently than weekly, generally on the last day of the week that the New York Stock Exchange ("NYSE") is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time). To calculate net asset value, the Fund's assets are valued and totaled, liabilities and the aggregate liquidation value of the outstanding Preferred Shares, if any, are subtracted, and the balance is divided by the total number of Common Shares then outstanding.

          The Fund's investments are valued by an independent pricing service (the "Service") approved by the Fund's Board. When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other investments is determined by the Service based on methods which include consideration of: yields or prices of municipal bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may employ electronic data processing techniques and/or a matrix system to determine valuations. The Service's procedures are reviewed by the Fund's officers under the general supervision of the Fund's Board. These procedures need not be used to determine the value of securities held by the Fund if, in the opinion of a committee appointed by the Fund's Board, some other method would more accurately reflect the fair value of such securities. Expenses and fees, including the management fee (reduced by the expense limitation, if any), are accrued daily and are taken into account for the purpose of determining the net Fund's asset value.

DISTRIBUTIONS

          The Fund intends to make monthly distributions of its net investment income, after payment of any dividends on any outstanding Preferred Shares. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. Initial distributions to Shareholders are expected to be declared approximately [45] days and paid approximately [60 to 90] days after the completion of this offering, depending on market conditions. While there are any Preferred Shares outstanding, the Fund might not be permitted to declare any cash dividend or other distribution on its Preferred Shares in certain circumstances.

DIVIDEND REINVESTMENT PLAN

           Pursuant to the Fund's Dividend Reinvestment Plan (the "Plan"), Common Shareholders may elect to have all dividends, including any capital gain dividends, automatically reinvested by __________, as the Plan Agent, in additional Common Shares. Common Shareholders may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder or the shareholder's brokerage firm by _______________________ as dividend paying agent.

          If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

           (1)   If Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then current market price; or

           (2)   If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for your account. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date. Interest will not be paid on any uninvested cash payments.

          You may withdraw from the Plan at any time by giving written notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive whole Common Shares in your account under the Plan and you will receive a cash payment for any fraction of a Common Share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions and a $____ service fee.

          The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

           There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

           Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

          If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial adviser for more information.

          The Fund reserves the right to amend or terminate the Plan if in the judgment of the Fund's Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Plan Agent at ______________________.

DESCRIPTION OF SHARES

Common Shares

          The Fund is an unincorporated business trust established under the laws of the Commonwealth of Massachusetts pursuant to the Declaration of Trust. The Fund is authorized to issue an unlimited number of Common Shares of beneficial interest, par value $0.001 per Common Share. Each Common Share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Whenever Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any distributions from the Fund unless (1) all accrued dividends on Preferred Shares have been paid, (2) the Fund satisfies the 200% capital requirement and (3) certain other requirements imposed by any Rating Agency rating the Preferred Shares have been met. See "Preferred Shares" below. All Common Shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Declaration of Trust provides that shareholders are not liable for any liabilities of the Fund, requires inclusion of a clause to that effect in every agreement entered into by the Fund and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote. The Fund will send annual and semi-annual reports, including financial statements, to all Common Shareholders.

          The Fund has no present intention of offering any additional shares other than the Preferred Shares and Common Shares issued under the Fund's Dividend Reinvestment Plan. Any additional offering of shares will require approval by the Board. Any additional offering of shares will be subject to the requirements of the 1940 Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Fund's outstanding voting securities.

          The Fund's net asset value per share generally increases when interest rates decline and decreases when interest rates rise, and these changes are likely to be greater because the Fund intends to have a leveraged capital structure. Net asset value will be reduced immediately following the offering of Common Shares by the amount of the sales load and organizational and offering expenses paid by the Fund. See "Use of Proceeds."

           Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a Common Shareholder determines to buy additional Common Shares or sell Common Shares already held, the Common Shareholder may do so by trading through a broker on the NYSE or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies, like the Fund, that invest primarily in investment grade municipal securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its Common Shares will trade at a price equal to or higher than net asset value in the future. The Common Shares are designed primarily for long-term investors and you should not purchase the Common Shares if you intend to sell them soon after purchase. See "Preferred Shares and Leverage" and the Fund's SAI under "Repurchase of Common Shares."

Preferred Shares

          The Fund's Declaration of Trust provides that the Board may authorize and issue Preferred Shares with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.

          The Fund's Board of Trustees has indicated its intention to authorize an offering of Preferred Shares, representing approximately [38]% of the Fund's assets, immediately after the Preferred Shares are issued, within approximately [one to three months] after completion of this offering of Common Shares, subject to market conditions and to the Board's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the potential benefits to the Common Shareholders described in this Prospectus. The Fund may conduct other offerings of Preferred Shares in the future. The Board also reserves the right to change the foregoing percentage limitation and may issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares to 50% of the value of the Fund's capital. There can be no assurance, however, that any Preferred Shares will be issued by the Fund. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board, subject to applicable law and the Fund's Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term tax-exempt debt securities, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

           Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the Preferred Shareholders will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the Preferred Shareholders will not be entitled to any further participation in any distribution of assets by the Fund.

           Voting Rights. The 1940 Act requires that Preferred Shareholders, voting separately as a single class, have the right to elect at least two Trustees at all times. The remaining Trustees will be elected by Common Shareholders and Preferred Shareholders, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the Preferred Shareholders have the right to elect a majority of the Trustees of the Fund at any time two years' dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Agreement and Declaration of Trust." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board presently intends that, except as otherwise indicated in this Prospectus and except as otherwise required by applicable law, Preferred Shareholders will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

          The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of Preferred Shareholders so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of Preferred Shareholders described above will in each case be in addition to any other vote required to authorize the action in question.

           Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of the Preferred Shares are expected to provide that (1) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Fund may tender for or purchase Preferred Shares and (3) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that leverage.

          The discussion above describes the possible offering of Preferred Shares by the Fund. If the Fund's Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust. The Board, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

          The Fund's Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Fund, to change the composition of the Fund's Board, or to convert the Fund to open-end status. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board of Trustees.

           Specifically, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, voting together as a single class, except as described below, to authorize (1) a conversion of the Fund from a closed-end to an open-end investment company, (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization or a reorganization of the Fund, (3) a sale, lease or transfer of all or substantially all of the Fund's assets (other than in the regular course of the Fund's investment activities), (4) in certain circumstances, a termination of the Fund, or (5) a removal of Trustees by shareholders, and then only for cause, unless, with respect to (1) through (4), such transaction has already been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration or the By-laws, in which case the affirmative vote of the holders of at least a majority of the Fund's Common Shares and Preferred Shares outstanding at the time, voting together as a single class, is required; provided, however, that where only a particular class of shares is affected (or, in the case of removing a Trustee, when the Trustee has been elected by only one class), only the required vote by the applicable class of shares will be required. Approval of shareholders is not required, however, for any transaction, whether deemed a merger, consolidation, reorganization or otherwise whereby the Fund issues shares in connection with the acquisition of assets (including those subject to liabilities) from any other investment company or similar entity. In the case of the conversion of the Fund to an open-end investment company, or in the case of any of the foregoing transactions constituting a plan of reorganization which adversely affects the holders of Preferred Shares, the action in question will also require the affirmative vote of the holders of at least two-thirds of the Fund's Preferred Shares outstanding at the time, voting as a separate class, or, if such action has been authorized by the affirmative vote of two-thirds of the total number of Trustees fixed in accordance with the Declaration of Trust or the By-laws, the affirmative vote of the holders of at least a majority of the Fund's Preferred Shares outstanding at the time, voting as a separate class. None of the foregoing provisions may be amended except by the vote of at least two-thirds of the Common Shares and Preferred Shares, voting together as a single class. The votes required to approve the conversion of the Fund from a closed-end to an open-end investment company or to approve transactions constituting a plan of reorganization which adversely affects the holders of Preferred Shares are higher than those required by the 1940 Act. The Board of Trustees believes that the provisions of the Declaration of Trust relating to such higher votes are in the best interest of the Fund and its shareholders. See the Fund's SAI under "Certain Provisions in the Declaration of Trust."

          The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Common Shareholders.

           Reference should be made to the Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.

REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

          The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, portfolio credit quality, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of closed-end investment companies may frequently trade at prices lower than net asset value, the Fund's Board of Trustees has currently determined that, at least annually, it may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares at net asset value, or the conversion of the Fund to an open-end investment company. The Fund cannot assure you that its Board of Trustees will decide to take any of these actions, or that share repurchases or tender offers will actually reduce market discount.

          If the Fund converted to an open-end investment company, it would be required to redeem all Preferred Shares then outstanding (requiring in turn that it liquidate a portion of its investment portfolio), and the Common Shares would no longer be listed on the NYSE. In contrast to a closed-end investment company, shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less any redemption charge that is in effect at the time of redemption. See the Fund's SAI under "Additional Information" for a discussion of the voting requirements applicable to the conversion of the Fund to an open-end investment company.

           Before deciding whether to take any action if the Common Shares trade below net asset value, the Fund's Board of Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders, and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board of Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken. See the Fund's SAI under "Repurchase of Common Shares" for a further discussion of possible action to reduce or eliminate such discount to net asset value.

TAX MATTERS

          The discussions below and in the Fund's SAI provide general tax information related to an investment in the Common Shares. Because tax laws are complex and often change, you should consult your tax adviser about the tax consequences of an investment in the Fund.

          The Fund intends to elect to be treated and to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to distribute substantially all of its net income and gains to its shareholders. Therefore, it is not expected that the Fund will be subject to any federal income tax.

          The Fund invests substantially all of its assets in municipal securities issued by states, cities and local authorities and certain possessions and territories of the United States (such as Puerto Rico or Guam) or other specified securities whose income is otherwise exempt from regular federal income tax. Thus, substantially all of the Fund's dividends will qualify as "exempt-interest" dividends. A shareholder treats an exempt-interest dividend as interest on state and local bonds exempt from regular federal income tax.

           Although the Fund does not seek to realize taxable income or capital gains, the Fund may realize and distribute taxable income or capital gains from time to time as a result of the Fund's normal investment activities. The Fund will distribute at least annually any ordinary taxable income or net capital gain. Distributions of net short-term capital gain are taxable as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of how long you have owned your investment. The Fund will allocate distributions to shareholders that are treated as tax-exempt interest and as long-term capital gain and ordinary income, if any, among the Common Shares and Preferred Shares in proportion to total dividends paid to each class for the year. As long as the Fund qualifies as a regulated investment company, distributions paid by the Fund generally will not be eligible for the dividends received deduction allowed to corporations.

          The Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act") reduced the maximum rate of tax on long-term capital gains of noncorporate investors from 20% to 15%. The Act also reduced to 15% the maximum rate of tax on "qualified dividend income" received by noncorporate shareholders who satisfy certain holding period and other requirements. None of the Fund's distributions are expected to be eligible for treatment as qualified dividend income. Without further legislative change, the rate reductions enacted by the Act will lapse, and the previous rates will be reinstated, for taxable years beginning on or after January l, 2009.

           Each year, you will receive a year-end statement that describes the tax status of dividends paid to you during the preceding year, including the source of investment income by state and the portion, if any, of income that is subject to the federal AMT applicable to individuals. You will receive this statement from the firm where you purchased your Common Shares if you hold your investment in street name; the Fund will send you this statement if you hold your shares in registered form.

          The tax status of your dividends is not affected by whether you reinvest your dividends or receive them in cash.

          In order to avoid corporate taxation of its earnings and to pay tax-free dividends, the Fund must meet certain Internal Revenue Service ("IRS") requirements that govern the Fund's sources of income, diversification of assets and distribution of earnings to shareholders. The Fund intends to meet these requirements. If the Fund failed to do so, the Fund would be required to pay corporate taxes on its earnings and all your distributions would be taxable as ordinary income to the extent of the Fund's earnings and profits. In particular, in order for the Fund to pay exempt-interest dividends, at least 50% of the value of the Fund's total assets must consist of tax-exempt obligations at the close of each quarter of its taxable year. The Fund intends to meet this requirement. If the Fund failed to do so, it would not be able to pay exempt-interest dividends and your distributions attributable to interest received by the Fund from any source would be taxable as ordinary income.

          The sale or other disposition of Common Shares will result in capital gain or loss to you if you hold such Common Shares as capital assets. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, however, long-term capital gains are eligible for reduced rates of taxation.

          The Fund may be required to withhold a percentage of certain of your dividends if you have not provided the Fund with your correct taxpayer identification number (normally your Social Security number) and certain certifications, or if you are otherwise subject to backup withholding. The backup withholding percentage is 28% for amounts paid through 2010, after which time the rate will increase to 31% absent legislative change. If you receive Social Security benefits, you should be aware that exempt-interest dividends are taken into account in calculating the amount of these benefits that may be subject to federal income tax. If you borrow money to buy Fund shares, you may not deduct the interest on that loan. Under IRS rules, Fund shares may be treated as having been bought with borrowed money even if the purchase of the Fund shares cannot be traced directly to borrowed money.

UNDERWRITING

          The Underwriters named below, acting through _____________, as lead manager, and _______________, as their representatives (together with ______________ and ________________, the "Representatives"), have severally agreed, subject to the terms and conditions of an Underwriting Agreement with the Fund and Dreyfus (the "Underwriting Agreement"), to purchase from the Fund the number of shares set forth opposite their respective names. The Underwriters are committed to purchase and pay for all of such Shares (other than those covered by the over-allotment option described below) if any are purchased.

UNDERWRITERS                                           NUMBER OF SHARES
------------                                           ----------------

     Total......................................       _____________________

                                                       =====================

          The Fund has granted to the Underwriters an option, exercisable for 45 days from the date of this Prospectus, to purchase up to an additional ________ Common Shares to cover over-allotments, if any, at the initial offering price. The Underwriters may exercise such option solely for the purpose of covering Underwriting over-allotments incurred in the sale of the Common Shares offered hereby. To the extent that the Underwriters exercise this option, each of the Underwriters will have a firm commitment, subject to certain conditions, to purchase an additional number of Common Shares proportionate to such Underwriter's initial commitment.

          The Fund has agreed to pay a commission to the Underwriters in the amount of $0.___ per Common Share (____% of the public offering price per Common Share). The Representatives have advised the Fund that the Underwriters may pay up to $0.__ per Common Share from such commission to selected dealers who sell the Common Shares and that such dealers may reallow a concession of up to $0.__ per Common Share to certain other dealers who sell Common Shares. [In addition, the Underwriters will pay up to $0.__ per Common Share to Dreyfus Service Corporation, a member of the National Association of Securities Dealers, Inc. and a wholly owned subsidiary of Dreyfus, for distribution assistance it provides.] Dreyfus or an affiliate has agreed to pay organization and offering expenses of the Fund that exceed $0.0___ per Common Share. Investors must pay for any Common Shares purchased on or before _______________, 2004.

           Prior to this offering, there has been no public market for the Common Shares or any other securities of the Fund. Consequently, the offering price for the Common Shares was determined by negotiation among the Fund and the Representatives. There can be no assurance, however, that the price at which Common Shares sell after this offering will not be lower than the price at which they are sold by the Underwriters or that an active trading market in the Common Shares will develop and continue after this offering. The minimum investment requirement is ______ Common Shares ($________).

          The Fund and Dreyfus have each agreed to indemnify the several Underwriters for or to contribute to the losses arising out of certain liabilities, including liabilities under the Securities Act of 1933, as amended.

          The Fund has agreed not to offer, sell or register with the Securities and Exchange Commission any additional equity securities of the Fund, other than issuances of Common Shares, including pursuant to the Fund's Plan, and issuances in connection with any Preferred Shares, each as contemplated in this Prospectus, for a period of 180 days after the date of the Underwriting Agreement without the prior written consent of the Representatives.

          In connection with this offering, the Underwriters may purchase and sell Common Shares in the open market. These transactions may include over-allotment and stabilizing transactions and purchases to cover syndicate short positions created in connection with this offering. Stabilizing transactions consist of certain bids or purchases for the purpose of preventing or retarding a decline in the market price of the Common Shares and syndicate short positions involve the sale by the Underwriters of a greater number of Common Shares than they are required to purchase from the Fund in this offering. The Underwriters also may impose a penalty bid, whereby selling concessions allowed to syndicate members or other broker-dealers in respect of the Common Shares sold in this offering for their account may be reclaimed by the syndicate if such Common Shares are repurchased by the syndicate in stabilizing or covering transactions. These activities may stabilize, maintain or otherwise affect the market price of the Common Shares, which may be higher than the price that might otherwise prevail in the open market; and these activities, if commenced, may be discontinued at any time without notice. These transactions may be effected on the NYSE or otherwise.

          The Fund anticipates that the Representatives and certain other Underwriters may from time to time act as brokers or dealers in connection with the execution of its portfolio transactions after they have ceased to be Underwriters and, subject to certain restrictions, may act as such brokers while they are Underwriters.

          In connection with the offering, certain of the Underwriters or selected dealers may distribute prospectuses electronically.

CUSTODIAN AND TRANSFER AGENT

           Mellon Bank, located at One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, will act as the Fund's Custodian. Dreyfus is an affiliate of Mellon Bank. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund's assets held in custody and receives certain securities transaction charges. __________, will act as the Fund's Transfer and Dividend Disbursing Agent.

LEGAL OPINIONS

           Stroock & Stroock & Lavan LLP, New York, New York, serves as counsel to the Fund and will pass on the legality of the Common Shares. Certain legal matters will be passed on for the Underwriters by [underwriter's counsel].

INDEPENDENT AUDITORS

           _____________, are the independent accountants for the Fund and will audit the Fund's financial statements.

ADDITIONAL INFORMATION

          The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith is required to file reports, proxy statements and other information with the Securities and Exchange Commission. Any such reports, proxy statements and other information can be inspected and copied at the public reference facilities of the Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

           Additional information regarding the Fund and the Common Shares is contained in the Registration Statement on Form N-2, including amendments, exhibits and schedules thereto, relating to such shares filed by the Fund with the Securities and Exchange Commission. This Prospectus does not contain all of the information set forth in the Registration Statement, including any amendments, exhibits and schedules thereto. For further information with respect to the Fund and the Common Shares offered hereby, reference is made to the Registration Statement. Statements contained in this Prospectus as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

SPECIAL NOTE REGARDING FORWARD-LOOKING STATEMENTS

           Certain statements in this Prospectus constitute forward-looking statements, which involve known and unknown risks, uncertainties and other factors that may cause the actual results, levels of activity, performance or achievements of the Fund to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. As a result, no assurance can be given as to the future results, levels of activity, performance or achievements, and neither the Fund nor any other person assumes responsibility for the accuracy and completeness of such statements.

TABLE OF CONTENTS OF THE SAI

Page

General Information
Use of Proceeds
Investment Objective, Policies and Restrictions
Additional Information About Certain Portfolio Securities and Investment Techniques
Management of the Fund
Brokerage Transactions
Description of Shares
Repurchase of Common Shares
Tax Matters
Performance Information
Additional Information
Financial Statements
Independent Auditors' Report
Appendix A: Rating Agency Ratings	A-1

****

           Until _____, 2004 (25 days after the date of this Prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments of subscriptions.

****

PRIVACY POLICY

           Described below are the Fund's policies and practices for collecting, and safeguarding "nonpublic personal information," which may include financial or other customer information. These policies apply to individuals who purchase Fund shares for personal, family, or household purposes. The Fund's consumer privacy policy may be amended at any time.

          The Fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The Fund's agents and service providers have limited access to customer information based on their role in servicing your account.

          The Fund collection a variety of nonpublic personal information, which may include.

•	Information we receive from you, such as your name, address, and social security number.

•	Information about your transactions with us, such as the purchase or sale of Fund shares.

•	Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Subject to Completion, March __, 2004

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS INTERMEDIATE MUNICIPAL INCOME FUND

______________, 2004

200 Park Avenue
New York, New York 10166
1-800-___-____

_____ Shares

Common Shares

           This Statement of Additional Information is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Prospectus of Dreyfus Intermediate Municipal Income Fund (the "Fund") dated __________, 2004, as supplemented from time to time, which is incorporated herein by reference. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting your financial intermediary or calling the Fund at 1-800-___-____. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov).

           Capitalized terms used in this Statement of Additional Information and not otherwise defined have the meanings given them in the Fund's Prospectus.

The information in this Statement of Additional Information is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. The Statement of Additional Information is not as offer to sell these securities and is not solicting an offer to buy these securities in any state where the offer or sale is not permitted.

_______________________________________________________________

TABLE OF CONTENTS

______________________________________________________________________________

GENERAL INFORMATION

          The Fund is a newly organized non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's investment objective is to provide current income exempt from federal income tax. The Fund's investment adviser is The Dreyfus Corporation ("Dreyfus").

USE OF PROCEEDS

           Pending investment in municipal securities that meet the Fund's investment objective and policies, the net proceeds of the offering of Common Shares will be invested in high quality, short-term municipal securities. If necessary to invest fully the net proceeds of the offering immediately, the Fund may also purchase, as temporary investments, securities of other open-end or closed-end investment companies that invest primarily in municipal securities of the type in which the Fund may invest directly.

INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

Investment Objective

          The Fund seeks to provide current income exempt from federal income tax. To pursue this goal, the Fund normally invests substantially all of its assets in municipal securities that provide income exempt from federal income tax.

Investment Policies

          As a fundamental policy, the Fund normally invests at least 80% of its Managed Assets in debt obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, and certain other specified securities, the interest from which is exempt from federal income tax (“municipal securities”).

          The Fund will invest at least 80% of its assets in municipal securities rated investment grade by one or more Rating Agencies, such as Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch Ratings (“Fitch”), or the unrated equivalent as determined by Dreyfus. For additional yield, the Fund may invest up to 20% of its assets in municipal securities rated below investment grade (but not lower than B) or the unrated equivalent as determined by Dreyfus. Subsequent to its purchase by the Fund, an issue of rated municipal securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such municipal securities by the Fund, but Dreyfus will consider such event in determining whether the Fund should continue to hold such municipal securities. To the extent the ratings given by the Rating Agencies for municipal securities may change as a result of changes in such organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies described in the Prospectus and this Statement of Additional Information. The ratings of the Rating Agencies represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, Dreyfus also will evaluate these securities and the creditworthiness of the issuers of such securities.

          The Fund may invest without limitation in municipal securities the interest from which is subject to the federal alternative minimum tax ("AMT"), if Dreyfus determines that their purchase is consistent with the Fund's investment objective.

           Under normal circumstances, the Fund will maintain a dollar-weighted average portfolio maturity of three to ten years and a portfolio duration of three to eight years.

           Portfolio Maturity. The Fund's dollar-weighted average portfolio maturity is an average of the stated maturities of the municipal securities held by the Fund, based on their dollar-weighted proportions in the Fund. The calculation represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that: (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand; (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand; and (4) securities being hedged with futures contracts may be deemed to have a longer maturity, in the case of purchases of futures contracts, and a shorter maturity, in the case of sales of futures contracts, than they would otherwise be deemed to have. The Fund's average portfolio maturity is dollar-weighted based upon the market value of the Fund's securities at the time of calculation.

           Duration. As a measure of a fixed income security's cash flow, duration is an alternative to the concept of "term to maturity" in assessing the price volatility associated with changes in interest rates. Generally, the longer the duration, the more volatility an investor should expect. For example, the market price of a bond with a duration of six years would be expected to increase or decline twice as much as the market price of a bond with a three-year duration in response to falling or rising interest rates, respectively. Duration is a way of measuring a security's maturity in terms of the average time required to receive the present value of all interest and principal payments as opposed to its term to maturity. Duration takes account of the pattern of a security's cash flows over time, which would include how cash flow is affected by prepayments and by changes in interest rates. Incorporating a security's yield, coupon interest payments, final maturity and option features into one measure, duration is computed by determining the weighted average maturity of a bond's cash flows, where the present values of the cash flows serve as weights. In computing the duration of the Fund, Dreyfus will estimate the duration of obligations that are subject to features such as prepayment or redemption by the issuer, put options retained by the investor or other imbedded options, taking into account the influence of interest rates on prepayments and coupon flows.

Investment Restrictions

          The Fund's investment objective, and its policy to normally invest at least 80% of its Managed Assets in municipal securities (or other instruments with similar characteristics), are fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. “Managed Assets” means the Fund’s total assets (including assets attributable to any Preferred Shares or borrowings that may be outstanding) minus accrued liabilities (other than debt representing financial leverage). In addition, the Fund has adopted investment restrictions numbered 1 through 7 as fundamental policies. Investment restrictions numbered 8 through 10 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. The Fund may not:

1.	Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of municipal securities (other than municipal securities backed only by assets and revenues of non-governmental issuers) and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2.	Borrow money, except to the extent permitted under the 1940 Act.

3.	Purchase or sell real estate, physical commodities, or oil and gas interests, but this shall not prevent the Fund from investing in municipal securities secured by real estate, commodities or interests therein, and holding and selling such assets as a result of the ownership of securities or other instruments, or prevent the Fund from purchasing and selling options, forward contracts, futures contracts, including those relating to indexes or other financial instruments, and options on futures contracts or indexes.

4.	Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of municipal securities directly from an issuer for its own portfolio to take advantage of the lower purchase price available, and except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of its portfolio securities.

5.	Lend any securities or make loans to others, except to the extent permitted under the 1940 Act or as otherwise permitted by the Securities and Exchange Commission. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

6.	Issue any senior security (as such term is defined in the 1940 Act), other than preferred shares and other forms of indebtedness to the extent permitted by the 1940 Act.

7.	Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, but the Fund may make margin deposits in connection with permitted borrowings or transactions in options, futures and options on futures.

8.	Purchase securities of open-end or closed-end investment companies, except to the extent in compliance with the 1940 Act or any exemptive relief obtained thereunder.

9.	Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued, forward commitment or delayed-delivery basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to permitted transactions.

10.	Make short sale of securities, except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Fund's total assets and the Fund's aggregate short sales of a particular class of securities does not exceed 25% of the then outstanding securities of that class.

          For purposes of Investment Restriction No. 1, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."

          The Fund intends to apply for ratings for its Preferred Shares from Fitch, Moody's and/or S&P. In order to obtain and maintain the required ratings, the Fund may be required to comply with investment quality, diversification and other guidelines established by Fitch, Moody's or S&P. Such guidelines will likely be more restrictive than the restrictions set forth above. The Fund does not anticipate that such guidelines would have a material adverse effect on its Common Shareholders or the Fund's ability to achieve its investment objective.

          If a percentage restriction set forth above is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

ADDITIONAL INFORMATION ABOUT CERTAIN PORTFOLIO SECURITIES AND INVESTMENT TECHNIQUES

Certain Portfolio Securities

           The following information supplements and should be read in conjunction with the Fund's Prospectus.

           Municipal Securities. The Fund normally will invest at least 80% of the value of its Managed Assets in municipal securities. Municipal securities are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities, the interest from which, in the opinion of bond counsel to the issuer (or on the basis of other authority believed by Dreyfus to be reliable), is exempt from federal income tax. Municipal securities generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal securities are classified as general obligation bonds, revenue bonds and private activity bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Private activity bonds, in most cases, are revenue bonds that do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Municipal securities include short term notes which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal securities also include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities. Municipal securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the municipal security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain municipal securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related municipal obligation and purchased and sold separately.

          The obligations of any person or entity to pay the principal of and interest on municipal securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal securities which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal security or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of Dreyfus) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund also may manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal securities in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio securities in default and assets securing such securities. To enforce its rights in the event of a default in the payment of interest or repayment of principal or both, the Fund may take possession of and manage the assets or have a receiver appointed to collect and disburse pledged revenues securing the issuer's obligations on such securities, which may increase the operating expenses and adversely affect the net asset value of the Fund. Any income derived from the ownership or operation of such assets may not be tax-exempt. In addition, the Fund's intention to qualify as a "regulated investment company" under the Internal Revenue code of 1986, as amended (the "Internal Revenue Code"), may limit the extent to which the Fund may exercise its rights by taking possession of such assets, because as a regulated investment company, the Fund is subject to certain limitations on its investments and on the nature of its income.

          The yields on municipal securities are dependent on a variety of factors, including the purpose of the issue and source of funds for repayment, prevailing interest rates and the condition of the general money market and the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the municipal securities which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and rating may have different yields, while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal securities will normally fluctuate with changes in interest rates, and, therefore, the net asset value of the Fund will be affected by such changes.

           Certain Tax-Exempt Obligations. The Fund may purchase floating and variable rate demand notes and bonds, which are tax-exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of municipal securities.

           Tax-Exempt Participation Interests. The Fund may purchase from financial institutions participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest.

           Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with municipal securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain lease obligations may be considered illiquid. Determination as to the liquidity of such securities is made in accordance with guidelines established by the Fund's Board. Pursuant to such guidelines, the Board has directed Dreyfus to monitor carefully the Fund's investment in such securities with particular regard to: (1) the frequency of trades and quotes for the lease obligation; (2) the number of dealers willing to purchase or sell the lease obligation and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the lease obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the lease obligation, the method of soliciting offers and the mechanics of transfer; and (5) such other factors concerning the trading market for the lease obligation as Dreyfus may deem relevant. In addition, in evaluating the liquidity and credit quality of a lease obligation that is unrated, the Fund's Board has directed Dreyfus to consider: (a) whether the lease can be canceled; (b) what assurance there is that the assets represented by the lease can be sold; (c) the strength of the lessee's general credit (e.g., its debt, administrative, economic, and financial characteristics); (d) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an "event of nonappropriation"); (e) the legal recourse in the event of failure to appropriate; and (f) such other factors concerning credit quality as Dreyfus may deem relevant.

           Tender Option Bonds. The Fund may purchase tender option bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal securities fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Dreyfus, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal security and for other reasons.

          The Fund will purchase tender option bonds only when Dreyfus is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax-exempt status of the underlying municipal securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

           Custodial Receipts. The Fund may purchase custodial receipts representing the right to receive certain future principal and interest payments on municipal securities which underlie the custodial receipts. A number of different arrangements are possible. In a typical custodial receipt arrangement, an issuer or a third party owner of municipal securities deposits such obligations with a custodian in exchange for two classes of custodial receipts. The two classes have different characteristics, but, in each case, payments on the two classes are based on payments received on the underlying municipal securities. One class has the characteristics of a typical auction rate security, where at specified intervals its interest rate is adjusted, and ownership changes, based on an auction mechanism. The interest rate on this class generally is expected to be below the coupon rate of the underlying municipal securities and generally is at a level comparable to that of a municipal securities of similar quality and having a maturity equal to the period between interest rate adjustments. The second class bears interest at a rate that exceeds the interest rate typically borne by a security of comparable quality and maturity; this rate also is adjusted, but in this case inversely to changes in the rate of interest of the first class. The aggregate interest paid with respect to the two classes will not exceed the interest paid by the underlying municipal securities. The value of the second class and similar securities should be expected to fluctuate more than the value of a municipal security of comparable quality and maturity, which would increase the volatility of the Fund's net asset value. These custodial receipts are sold in private placements. The Fund also may purchase directly from issuers, and not in a private placement, municipal securities having characteristics similar to custodial receipts. These securities may be issued as part of a multi-class offering and the interest rate on certain classes may be subject to a cap or floor.

           Pre-Refunded Municipal Securities. The principal and interest on pre-refunded municipal securities are no longer paid from the original revenue source for the securities. Instead, the source of such payments is typically an escrow fund consisting of U.S. government securities. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer.

           Inverse Floaters. The Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid when short-term interest rates rise, and increase the interest paid when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.

           Special Taxing Districts. Special taxing districts are organized to plan and finance infrastructure development to induce residential, commercial and industrial growth and redevelopment. The bond financing methods such as tax increment finance, tax assessment, special services district and Mello-Roos bonds, generally are payable solely from taxes or other revenues attributable to the specific projects financed by the bonds without recourse to the credit or taxing power of related or overlapping municipalities. They often are exposed to real estate development-related risks and can have more taxpayer concentration risk than general tax-supported bonds, such as general obligation bonds. Further, the fees, special taxes, or tax allocations and other revenues that are established to secure such financings generally are limited as to the rate or amount that may be levied or assessed and are not subject to increase pursuant to rate covenants or municipal or corporate guarantees. The bonds could default if development failed to progress as anticipated or if larger taxpayers failed to pay the assessments, fees and taxes as provided in the financing plans of the districts.

           Other Investment Companies. The Fund may invest up to 10% of its Managed Assets in securities of other open-end or closed-end investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. In addition, the Fund may invest a portion of its Managed Assets in pooled investment vehicles other than investment companies that invest primarily in municipal securities of the types in which the Fund may invest directly. The Fund generally expects that it may invest in other investment companies and/or other pooled investment vehicles either during periods when it has large amounts of uninvested cash, such as the period shortly after the Fund receives the proceeds of the offering of its Common Shares or Preferred Shares, or during periods when there is a shortage of attractive, high-yielding municipal securities available in the market. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Common Shareholders therefore would be subject to duplicative expenses to the extent the Fund invests in other investment companies. Dreyfus will take expenses into account when evaluating the investment merits of an investment company relative to available municipal security investments. The Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by Dreyfus. Such investments will not be subject to the 10% limitation described above, except that the Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

           Zero Coupon, Pay-In-Kind and Step-Up Securities. The Fund may invest in zero coupon securities which are debt securities issued or sold at a discount from their face value which do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date); pay-in-kind bonds which are debt securities that generally pay interest through the issuance of additional bonds; and step-up bonds which are debt securities that typically do not pay interest for a specified period of time and then pay interest at a series of different rates. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay cash interest periodically having similar maturities and credit qualities. Federal income tax law requires the holder of a zero coupon security or of certain pay-in-kind or step-up bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income taxes, the Fund may be required to distribute such income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

           Taxable Investments. From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes (without limitation), the Fund may invest in taxable short term investments ("Taxable Investments") consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-2 by Moody's, A-2 by S&P or F-2 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of $1 billion or more; time deposits; bankers' acceptances and other short term bank obligations; and repurchase agreements in respect of any of the foregoing. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Tax Matters." Under normal market conditions, the Fund anticipates that not more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.

Investment Techniques

          The following information supplements and should be read in conjunction with the Fund's Prospectus. The Fund's use of certain of the investment techniques described below may give rise to taxable income. The Fund's ability to use some of these techniques, such as investing in futures, engaging in options transactions and lending portfolio securities, may be limited as a condition to the Rating Agencies' rating the Fund's Preferred Shares.

           Credit Enhancement. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to a security's holders. Each form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

           Structured Notes. The Fund may invest in "structured" notes, which are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate, such as selected securities, an index of securities or specified interest rates or the differential performance of two assets or markets, such as indices reflecting taxable and tax exempt bonds. Depending on the terms of the note, the Fund may forgo all or part of the interest and principal that would be payable on a comparable conventional note. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index(es) or other assets(s). Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss.

          The Fund currently intends that any use of structured notes will be for the purpose of reducing the interest rate sensitivity of the Fund's portfolio (and thereby decreasing the Fund's exposure to interest rate risk) and, in any event, that the interest income on the notes will normally be exempt from federal income tax. The Fund will only invest in structured notes if it has received an opinion of counsel for the issuer (or the advice of another authority believed by Dreyfus to be reliable) that the interest income on the notes will be exempt from federal income tax. Like other sophisticated strategies, the Fund's use of structured notes may not work as intended; for example, the change in value of the structured notes may not match very closely the change in the value of bonds that the structured notes were purchased to hedge.

           Derivatives Contracts. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts, certain structured notes, and swap agreements. The Fund's portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

           Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

          If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

           Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency that is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, Dreyfus will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

          The Fund will not be a commodity pool. In addition, as a registered investment company, the Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Fund is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions--In General. The Fund may enter into futures contracts in U.S. domestic markets. Engaging in these transactions involves risk of loss to the Fund, which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

           Successful use of futures and options with respect thereto by the Fund also is subject to Dreyfus' ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

           Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may enter into futures contracts for the purchase or sale of debt securities and futures contracts on securities indexes. The Fund also may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

Swap Transactions. The Fund may engage in swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, to mitigate risk, manage duration and reduce portfolio turnover. Swap transactions, including interest rate swaps, interest rate locks, caps, collars and floors, may be individually negotiated and include exposure to a variety of different interest rates. Swaps involve two parties exchanging a series of cash flows at specified intervals. In the case of an interest rate swap, the parties exchange interest payments based upon an agreed upon principal amount (referred to as the "notional principal amount"). Under the most basic scenario, Party A would pay a fixed rate on the notional principal amount to Party B, which would pay a floating rate on the same notional principal amount to Party A. Swap agreements can take many forms and are known by a variety of names.

          In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

          In a typical interest rate lock transaction, if Party A desires to lock in a particular interest rate on a given date it may enter into an agreement to pay, or receive a payment from, Party B based on the yield of a reference index or security, such as a municipal bond or U.S. Treasury security. At the maturity of the term of the agreement, one party makes a payment to the other party as determined by the relative change in the yield of the reference security or index. An interest rate lock transaction may be terminated prior to its stated maturity date by calculating the payment due as of the termination date, which generally differs from the make-whole provisions for an early termination of an interest rate swap transaction in which the party terminating the swap early is required to give its counterparty the economic benefit of the transaction.

          The Fund will set aside cash or permissible liquid assets to cover its current obligations under swap transactions. If the Fund enters into a swap agreement on a net basis (that is, the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or permissible liquid assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement.

          The most important factor in the performance of a swap agreement is the change in the specific interest rate or other factor(s) that determine the amounts of payments due to and from the Fund. If a swap agreement called for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

          The Fund will enter into swaps, interest rate locks, caps, collars and floors only with banks and recognized securities dealers believed by Dreyfus to present minimal credit risks. If there were a default by the other party to such transaction, the Fund would have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreement relating to the transaction.

          The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If Dreyfus is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. Moreover, even if Dreyfus is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

          The Fund will enter into swap transactions only when Dreyfus believes it would be in the best interests of the Fund's shareholders to do so. Depending on the circumstances, gains from a swap transaction can be treated either as taxable income or as short- or long-term capital gains.

Options--In General. The Fund may purchase call and put options with respect to specific securities or futures contracts and write (i.e., sell) covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

          A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

           There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

           Successful use by the Fund of options will be subject to Dreyfus' ability to predict correctly movements in interest rates. To the extent Dreyfus' predictions are incorrect, the Fund may incur losses.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

           Forward Commitments. The Fund may purchase municipal securities and other securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

           Municipal securities and other securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e. appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

           Stand-By Commitments. The Fund may acquire "stand-by commitments" with respect to municipal securities held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The Fund may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying municipal security and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable. The Fund also may acquire call options on specific municipal securities. The Fund generally would purchase these call options to protect the Fund from the issuer of the related municipal security redeeming, or other holder of the call option from calling away, the municipal security before maturity. The sale by the Fund of a call option that it owns on a specific municipal security could result in the receipt of taxable income by the Fund.

          Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Dreyfus to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by Dreyfus, repurchase agreements or other high quality instruments with short maturities.

          Short Sales. The Fund may make short sales of securities as part of its overall portfolio management strategy and to offset potential declines in long positions in securities in the Fund's portfolio. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. Although short sale transactions are not currently available with respect to municipal securities, the Fund may engage in short sales on taxable bonds and on futures contracts with respect to municipal securities and taxable bonds.

          When the Fund makes a short sale on a security, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

          If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

          To the extent that the Fund engages in short sales, it will provide collateral to the broker-dealer. A short sale is "against the box" to the extent that the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Fund may also engage in so-called "naked" short sales (i.e., short sales that are not "against the box"), in which case the Fund's losses could theoretically be unlimited in cases where the Fund is unable for whatever reason to close out its short position. The Fund has the flexibility to engage in short selling to the extent permitted by the 1940 Act and rules and interpretations thereunder.

Investment Consideration and Risks

           Investing in Municipal Securities. The Fund may invest more than 25% of the value of its assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, the Fund may be subject to greater risk as compared to a fund that does not follow this practice.

           Certain municipal lease/purchase obligations in which the Fund may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, Dreyfus will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.

           Certain provisions in the Internal Revenue Code relating to the issuance of municipal securities may reduce the volume of municipal securities qualifying for federal tax exemption. One effect of these provisions could be to increase the cost of the municipal securities available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in the Fund. Proposals that may restrict or eliminate the income tax exemption for interest on municipal securities may be introduced in the future. If any such proposal were enacted that would reduce the availability of municipal securities for investment by the Fund so as to adversely affect Fund shareholders, the Fund's Board would reevaluate the Fund's investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of municipal securities as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.

           Lower Rated Bonds. The Fund may invest up to 20% of its assets in higher yielding (and, therefore, higher risk) debt securities, such as those rated below investment grade (but not rated lower than B) by the Rating Agencies (commonly known as junk bonds). They may be subject to greater risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated municipal securities. See "Appendix" for a general description of the Rating Agencies' ratings of municipal securities. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these bonds. The Fund will rely on Dreyfus' judgment, analysis and experience in evaluating the creditworthiness of an issuer.

          You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities. These securities generally are considered by the Rating Agencies to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

           Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, judgment may play a greater role in valuation because less reliable, objective data may be available.

           These securities may be particularly susceptible to economic downturns. It is likely that any economic recession would disrupt severely the market for such securities and have an adverse impact on the value of such securities, and could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon which would increase the incidence of default for such securities.

          The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any persons concerning the acquisition of such securities, and Dreyfus will review carefully the credit and other characteristics pertinent to such new issues.

          The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon bonds and pay-in-kind bonds, in which the Fund may invest up to 5% of its net assets. Zero coupon securities and pay-in-kind or delayed interest bonds carry an additional risk in that, unlike bonds which pay interest throughout the period to maturity, the Fund will realize no cash until the cash payment date unless a portion of such securities are sold and, if the issuer defaults, the Fund may obtain no return at all on its investment. See "Tax Matters."

           Simultaneous Investments. Investment decisions for the Fund are made independently from those of other investment companies advised by Dreyfus. If, however, such other investment companies desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.

MANAGEMENT OF THE FUND

           Board Members of the Fund. The Fund's Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. None of the Board members are "interested persons" of the Fund, as defined in the 1940 Act.

           Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name  (Age)
Position with Fund          Principal Occupation        Other Board Memberships
(Since)                     During Past 5 Years         and Affiliations
------------------          -------------------         -----------------------

[TO BE PROVIDED]

           After a Trustee's initial term, each Trustee is expected to serve a three year term concurrent with the classes of trustee for which he or she serves. Class I Trustees - - __ - - are expected to stand for re-election at the Fund's 2005 meeting of shareholders; Class II Trustees - - __ - - at the 2006 meeting; and Class III Trustees - - __ - - at the 2007 meeting.

          The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Fund, as defined in the 1940 Act. The function of the audit committee is to oversee the Fund's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Fund for election to the Fund's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund's investments.

The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2003.

                                           Aggregate Holding of Funds in the
                                           Dreyfus Family of Funds for which
Name of Board Member       The Fund        Responsible as a Board Member
---------------------     ----------       ---------------------------------

[TO BE PROVIDED]

          As of December 31, 2003, none of the Board members or their immediate family members owned securities of Dreyfus, the Underwriters or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Dreyfus or the Underwriters.

          The Fund currently pays its Board members its allocated portion of an annual retainer of $_____ and a per meeting fee of $___ (with a minimum of $500 per meeting and per telephone meeting) attended and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate estimated amount of compensation to be paid to each Board member by the Fund for the fiscal year ending ____, 2004, and by all funds in the Dreyfus Family of Funds for which such person was a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) during the year ended December 31, 2003, was as follows:

                                                Total Compensation
                         Aggregate Estimated    From the Fund and
                         Compensation           Fund Complex
Name of Board Member     From the Fund*         Paid to Board Member(**)
--------------------     -------------------   --------------------------------

[TO BE PROVIDED]

__________

*	Amount does not include reimbursed expenses for attending Board meetings, which are estimated to amount to $____ for all Board members as a group.

**	Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

Officers of the Fund

STEPHEN E. CANTER, President since ____ 2004. Chairman of the Board, Chief Executive Officer and Chief
Operating Officer of Dreyfus, and an officer of 95 investment companies (comprised of 189 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 58 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, Executive Vice President since _____ 2004. Chief Investment Officer, Vice Chairman and a director of Dreyfus, and an officer of 95 investment companies (comprised of 189 portfolios) managed by Dreyfus. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 50 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President – Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since __________ 2004. Executive Vice President,
Secretary and General Counsel of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 57 years old and has been an employee of Dreyfus since June 1977.

JEFF PRUSNOFSKY, Secretary since _____ 2004. Associate General Counsel of Dreyfus, and an
officer of 37 investment companies (comprised of 46 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since October 1990.

STEVEN F. NEWMAN, Assistant Secretary since ______ 2004. Associate General Counsel and
Assistant Secretary of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 54 years old and has been an employee of Dreyfus since July 1980.

MICHAEL A. ROSENBERG, Assistant Secretary since _____ 2004. Associate General Counsel of
Dreyfus, and an officer of 93 investment companies (comprised of 198 portfolios) managed by Dreyfus. He is 43 years old and has been an employee of Dreyfus since October 1991.

JAMES WINDELS, Treasurer since ________ 2004. Director – Mutual Fund Accounting of
Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 45 years old and has been an employee of Dreyfus since April 1985.

GREGORY S. GRUBER, Assistant Treasurer since __________ 2004. Senior Accounting Manager – Municipal
Bond Funds of Dreyfus, and an officer of 29 investment companies (comprised of 58 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since August 1981.

KENNETH J. SANDGREN, Assistant Treasurer since ________ 2004. Mutual Funds Tax Director of Dreyfus, and an officer of 96 investment companies (comprised of 205 portfolios) managed by Dreyfus. He is 49 years old and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since _______2004. Vice President and
Anti-Money Laundering Compliance Officer of Dreyfus Service Corporation, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by Dreyfus. He is 33 years old and has been an employee of Dreyfus Service Corporation since October 1998.

           The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

          The Fund's Board member and officers, as a group, owned less than 1% of the Fund's voting securities outstanding on _________ __, 2004.

           Investment Adviser. Dreyfus serves as the Fund's investment adviser. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

          Dreyfus provides investment management services pursuant to a management agreement between Dreyfus and the Fund (the "Management Agreement"). The Management Agreement continues until _______, 2006 and thereafter is subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Dreyfus, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by a vote of the holders of a majority of the Fund's outstanding voting shares, or, upon not less than 90 days' notice, by Dreyfus. The Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

          [In approving the Management Agreement, the Board considered a number of factors, including the nature and quality of the services to be provided by Dreyfus; the investment philosophy and investment approach to be applied to the Fund by Dreyfus; the investment management expertise of Dreyfus in respect of the Fund's investment strategies; the personnel, resources and experience of Dreyfus; the management fees payable to Dreyfus relative to those of mutual funds with similar investment objectives, strategies and restrictions; Dreyfus' costs of providing services under the Management Agreement; and ancillary benefits Dreyfus may receive from its relationship with the Fund.]

          The following persons are officers and/or directors of Dreyfus: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President—Human Resources; Theodore A. Schachar, Vice President—Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President—Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

          Dreyfus manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. Dreyfus is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund's portfolio managers are A. Paul Disdier, and __________. Dreyfus also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund as well as for other funds advised by Dreyfus.

          Dreyfus maintains office facilities on behalf of the Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Fund. Dreyfus also may make such advertising and promotional expenditures, using its own resources, as it from time to time deemed appropriate.

          The Fund and Dreyfus each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by the Funds. Dreyfus' Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by Dreyfus. In that regard, portfolio managers and other investment personnel of Dreyfus must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics and are also subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel of Dreyfus who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

           Expenses. All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by Dreyfus. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, and other expenses in any way related to the execution, recording and settlement of portfolio securities transactions, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of Dreyfus, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of independent pricing services, costs of maintaining the Fund's corporate existence, expenses of reacquiring shares, expenses in connection with the Fund's Dividend Reinvestment Plan, costs of maintaining the required books and accounts, stock exchange listing fees, rating agency fees and preferred shares remarketing expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing, printing and mailing share certificates, proxy statements and prospectuses, and any extraordinary expenses. The Fund also will bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

          As compensation for Dreyfus' services, the Fund has agreed to pay Dreyfus a monthly management fee at the annual rate of ____% of the value of the Fund's average weekly Managed Assets. If the Fund utilizes leverage through the issuance of Preferred Shares in an amount equal to [38]% of the Fund's assets (including the amount obtained from leverage), the management fee calculated as a percentage of net assets attributable to Common Shares would be at the annual rate of ____%.

          Proxy Voting Policies. The Fund invests primarily in municipal securities. On rare occasions the Fund may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the Fund already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, Dreyfus may pursue the Fund's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. Dreyfus does not consider such activities proxy voting for purposes of the Investment Advisers Act of 1940, but nevertheless provides reports to the Fund's Board of Trustees on its control activities on a quarterly basis.

BROKERAGE TRANSACTIONS

          Portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly-issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for such purchases and sales, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

          Transactions are allocated to various dealers by the Fund's portfolio managers in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable Dreyfus to supplement its own research and analysis with the views and information of other securities firms.

          Research services furnished by brokers through whom the Fund effects securities transactions may be used by Dreyfus in advising other funds it advises and, conversely, research services furnished to Dreyfus by brokers in connection with other funds Dreyfus advises may be used by Dreyfus in advising the Fund. Although it is not possible to place a dollar value on these services, it is Dreyfus's opinion that the receipt and study of such services should not reduce the expenses of its research department.

          Generally, the Fund will not purchase securities for short term trading profits. However, the Fund may dispose of securities without regard to the time they have been held when such actions, for defensive or other reasons, appear advisable to Dreyfus. The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of municipal securities or changes in the investment objectives of investors. Such trading may be expected to increase the Fund’s portfolio turnover rate and the expenses incurred in connection with such trading. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate generally will not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once during a one year period. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund.

DESCRIPTION OF SHARES

Common Shares

          The Fund's Declaration of Trust authorizes the Fund to issue an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.001 per share and, subject to the rights of holders of Preferred Shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares have no pre-emptive or conversion rights or rights to cumulative voting. At any time when the Fund's Preferred Shares are outstanding, Common Shareholders will not be entitled to receive any cash distributions from the Fund unless all accrued dividends on Preferred Shares have been paid, and unless asset coverage (as defined in the 1940 Act) with respect to the Preferred Shares would be at least 200% after giving effect to such distributions. See "Preferred Shares" below.

          Application will be made to list the Common Shares on the New York Stock Exchange. The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing. [The Fund will not issue share certificates.]

Preferred Shares

          The Fund's Declaration of Trust authorizes the Fund to issue an unlimited number of Preferred Shares in one or more classes or series, with rights as determined by the Board of Trustees of the Fund, by action of the Board without the approval of the Common Shareholders.

          Subject to market conditions, the Fund intends to offer Preferred Shares (representing approximately [38]% of the Fund's assets immediately after the time the Preferred Shares are issued) within approximately [one to three months] after completion of the offering of Common Shares. Any final decision to issue Preferred Shares, however, also is subject to the Board of Trustee's continuing belief that leveraging the Fund's capital structure through the issuance of Preferred Shares is likely to achieve the benefits to the Common Shareholders described in the Prospectus. The Fund expects that a substantial portion of the Preferred Shares, at least initially if market conditions are deemed favorable, would pay cumulative dividends at rates determined over intermediate-term periods (which will reset periodically), through an auction or remarketing procedure.

          Under the 1940 Act, the Fund could issue Preferred Shares with an aggregate liquidation value of up to one-half of the value of the Fund's assets, measured immediately after issuance of the Preferred Shares. "Liquidation value" means the original purchase price of the shares being liquidated plus any accrued and unpaid dividends. In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless the liquidation value of the Preferred Shares is less than one-half of the value of the Fund's assets (determined after deducting the amount of such dividend or distribution) immediately after the distribution. If the Fund sells all the Common Shares and Preferred Shares discussed in this Prospectus, the liquidation value of the Preferred Shares is expected to be approximately [38]% of the value of the Fund's assets (after such issuance). The Fund intends to purchase or redeem Preferred Shares, if necessary, to keep that percentage below 50%.

          In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, holders of Preferred Shares will be entitled to receive a preferential liquidating distribution (expected to equal the original purchase price per share plus accumulated and unpaid dividends thereon, whether or not earned or declared) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

          Except as otherwise indicated in this Statement of Additional Information and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

          In connection with the election of the Fund's Trustees, holders of Preferred Shares, voting as a separate class, will be entitled to elect two of the Fund's Trustees, and the remaining Trustees will be elected by Common Shareholders and holders of the Preferred Shares, voting together as a single class. In addition, if at any time dividends on the Fund's outstanding Preferred Shares are unpaid in an amount equal to two full years' dividends thereon, the holders of all outstanding Preferred Shares, voting as a separate class, will be entitled to elect a majority of the Fund's Trustees until all dividends in arrears have been paid or declared and set apart for payment.

          The terms of the Preferred Shares provide that they are redeemable at certain times, in whole or in part, at the original purchase price per share plus accumulated dividends, that the Fund may tender for or purchase Preferred Shares and that the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce the leverage applicable to Common Shares, while any resale of Preferred Shares by the Fund will increase such leverage.

          If the Fund's Board determines to proceed with an offering of Preferred Shares, the terms of Preferred Shares may be the same as, or different from, the terms described in the Prospectus and this Statement of Additional Information, subject to applicable law and the Fund's Declaration of Trust. The Board, without the approval of Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

Other Shares

          The Fund’s Board (subject to applicable law and the Fund's Declaration of Trust) may authorize an offering, without the approval of the Common Shareholders or Preferred Shareholders, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the Board determines. The Fund currently does not expect to issue any other classes of shares, or series of shares, except for the Common Shares and the Preferred Shares.

REPURCHASE OF COMMON SHARES

          The Fund is a closed-end management investment company and as such its Common Shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Fund's Board may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of Common Shares, which may include the repurchase of such Common Shares in the open market or in private transactions, the making of a tender offer for such Common Shares or the conversion of the Fund to an open-end investment company. The Board may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

          Notwithstanding the foregoing, at any time when the Fund's Preferred Shares are outstanding, the Fund may not purchase, redeem or otherwise acquire any of its Common Shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Fund's portfolio (determined after deducting the acquisition price of the Common Shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders.

          Subject to its investment restrictions, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Fund's Board would have to comply with the Securities Exchange Act of 1934, as amended, the 1940 Act and the rules and regulations thereunder.

          Although the decision to take action in response to a discount from net asset value will be made by the Board at the time it considers such issue, it is the Board's present policy, which may be changed by the Board, not to authorize repurchases of Common Shares or a tender offer for such Common Shares if: (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the New York Stock Exchange, or (b) impair the Fund's status as a regulated investment company under the Code, (which would make the Fund a taxable entity, causing the Fund's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Fund) or as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Fund or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States, or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Board may in the future modify these conditions in light of experience.

          The repurchase by the Fund of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Fund's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time, or that the Fund may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

          In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets, which would likely have the effect of increasing the Fund's expense ratio. Any purchase by the Fund of its Common Shares at a time when Preferred Shares are outstanding will increase the leverage applicable to the outstanding Common Shares then remaining.

          Before deciding whether to take any action if the Common Shares trade below net asset value, the Fund's Board would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Board may determine that, in the interest of the Fund and its shareholders, no action should be taken.

TAX MATTERS

          The Fund intends to qualify for tax treatment as a regulated investment company (RIC) under the Internal Revenue Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net capital gains in accordance with the timing requirements imposed by the Internal Revenue Code, so as to maintain its RIC status. By doing so, the Fund will avoid any federal income tax on any income and gains it distributes to its shareholders. If the Fund failed to qualify as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all distributions, including those that otherwise would qualify as "exempt-interest dividends" (described below), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

          To avoid incurring a federal excise tax obligation, the Fund must distribute (or be deemed to have distributed) each calendar year at least an amount equal to the sum of (i) 98% of its ordinary income (not including tax-exempt income) for that year, (ii) 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of that year, after reduction by any available capital loss carryforwards and (iii) 100% of certain other amounts.

          The Fund's investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. The Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash to enable it to distribute that income to Fund shareholders and thereby remain qualified for treatment as a RIC and avoid imposition of the income and excise taxes described above.

          Distributions by the Fund of net tax-exempt interest income that are properly designated as "exempt-interest dividends" may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Internal Revenue Code. In order for the Fund to be able to pay exempt-interest dividends, at least 50% of the Fund's total assets at the close of each quarter of its taxable year must consist of obligations the interest on which is exempt from regular federal income tax under Internal Revenue Code Section 103(a). The portion of exempt-interest dividends attributable to interest on certain municipal obligations is treated as a tax preference item for purposes of the AMT. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for purposes of the AMT. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person's social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Shareholders are required to report exempt-interest dividends on their federal income tax returns.

          The Fund will designate distributions made to holders of common shares and to holders of preferred shares, including the Preferred Shares, in accordance with each class's proportionate share of each item of Fund income (such as tax-exempt interest, net capital gains and other taxable income).

          A portion of exempt-interest dividends paid by the Fund will not be tax-exempt to any shareholder who is a "substantial user" of the facilities financed by tax-exempt obligations held by the Fund or "related persons" of such substantial users.

          In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, normally would be insubstantial in relation to the tax-exempt interest earned by the Fund.

          Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and, if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. In addition, all or a portion of a loss realized on the disposition of Fund shares may be disallowed under "wash sale" rules to the extent the shareholder acquires other shares of the Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the disposition of the shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder's tax basis in some or all of the other shares acquired.

          Any recognized gain or other income attributable to market discount on long term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) other than, in general, at their original issue, is taxable as ordinary income. Such an obligation generally is treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount, or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

          Some of the Fund's investment practices are subject to special provisions of the Internal Revenue Code that, among other things, may defer the use of certain losses of the Fund and affect the holding period of the securities held by the Fund and the character of the gains or losses realized by the Fund. These provisions also may require the Fund to recognize income or gain without receiving cash with which to make distributions in the amounts necessary to satisfy the requirements for maintaining RIC status and for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

          Taxable dividends (including capital gain dividends) payable by the Fund to individuals and certain other non-corporate shareholders who have not provided the Fund with their correct taxpayer identification number ("TIN") and certain certifications required by the Internal Revenue Service ("IRS"), as well as shareholders with respect to whom the Fund has received certain notifications from the IRS are subject to "backup" withholding of federal income tax at a rate of 30%. An individual's TIN is generally his or her social security number.

          Taxable distributions to individuals and certain other non-corporate shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to "backup" federal income tax withholding at the rate of 30%.

           The Fund is not appropriate for non-U.S. investors or as a retirement plan investment.

          The exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they are resident, but taxable generally on income derived from obligations of other jurisdictions. The Fund will report annually to shareholders the percentages representing the proportionate ratio of its net tax-exempt income earned in each state.

          The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as non-U.S. investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply to their particular situations, as well as the state or local tax consequences of investing in the Fund and any proposed tax law changes.

PERFORMANCE INFORMATION

          The Fund may quote certain performance-related information and may compare certain aspects of its portfolio and structure to other substantially similar closed-end funds as categorized by Lipper, Inc. ("Lipper"), Morningstar Inc. or other independent services. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. The Fund may obtain data from sources or reporting services, such as Bloomberg Financial and Lipper, that the Fund believes to be generally accurate.

          Past performance is not indicative of future results. At the time Common Shareholders sell their shares, such shares may be worth more or less than their original cost.

ADDITIONAL INFORMATION

          The Fund is organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Fund's Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in the agreement, obligation or instrument entered into or executed by the Fund or a Board member. The Declaration of Trust provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Fund intends to conduct its operations in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

          The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

          The Declaration Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Fund's custodian or by votes cast at a meeting called for that purpose. Under the 1940 Act, the Trustees of the Fund must promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing so to do by the record holders of not less than 10% of the outstanding shares.

          A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Fund with the Securities and Exchange Commission, Washington, D.C. The Prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge on the EDGAR Database at the Commission's website at http://www.sec.gov or at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

FINANCIAL STATEMENTS

Dreyfus Intermediate Municipal Income Fund
Statement of Assets and Liabilities
______________, 2004

Assets:
     Cash....................................................................................   $_______
     Offering costs..........................................................................
     Receivable from Dreyfus.................................................................

        Total assets.........................................................................

Liabilities:
     Accrued offering costs..................................................................
     Payable for organization costs..........................................................

           Total liabilities.................................................................

     Preferred Shares, $25,000 liquidation value; unlimited
        number of shares authorized, no shares outstanding...................................

Net assets applicable to Common Shares..................................................

Net asset value per Common Share outstanding ($_____ divided by ____ Common Shares outstanding)...................................................

Net assets applicable to Common Shares represent:
     Common Shares, $0.001 par value; unlimited number of shares authorized, ____ shares outstanding..................................................

     Paid-in surplus.........................................................................
                                                                                                  $_______

Dreyfus Intermediate Municipal Income Fund
Statement of Operations
Period from _______, 2004 (date of organization) through _________, 2004

Investment income................................................................................ $_______

Expenses:
         Organization costs......................................................................
         Expense reimbursement...................................................................

         Total expenses..........................................................................

         Investment income......................................................................... $

Note 1: Organization

[TO BE PROVIDED]

Note 2: Significant Accounting Policies

[TO BE PROVIDED]

Note 3: Investment Management Agreement

[TO BE PROVIDED]

Note 4: Income Taxes

[TO BE PROVIDED]

INDEPENDENT AUDITORS' REPORT [TO BE PROVIDED]

APPENDIX A

RATING AGENCY RATINGS OF MUNICIPAL SECURITIES

           Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Issue Ratings Definitions

An S&P issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long term or short term. Short term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days—including commercial paper. Short term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long term obligations. The result is a dual rating, in which the short term ratings address the put feature, in addition to the usual long term rating. Medium-term notes are assigned long term ratings.

Long term Issue Credit Ratings

Issue credit ratings are based in varying degrees, on the following considerations:

•	Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation; and

•	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated 'CC' is currently highly vulnerable to nonpayment.

C

The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

The 'c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p

The letter 'p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

Continuance of the ratings is contingent upon S&P receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

The 'r' highlights derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ('AAA', 'AA', 'A', 'BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

Short Term Issue Credit Ratings

Notes

An S&P note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long term debt rating. The following criteria will be used in making that assessment:

•	Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Issuer Credit Rating Definitions

An S&P Issuer Credit Rating is a current opinion of an obligor's overall financial capacity (its creditworthiness) to pay its financial obligations. This opinion focuses on the obligor's capacity and willingness to meet its financial commitments as they come due It does not apply to any specific financial obligation, as it does not take into account the nature of and provisions of the obligation, its standing in bankruptcy or liquidation, statutory preferences, or the legality and enforceability of the obligation. In addition, it does not take into account the creditworthiness of the guarantors, insurers, or other forms of credit enhancement on the obligation. The Issuer Credit Rating is not a recommendation to purchase, sell or hold a financial obligation issued by an obligor, as it does not comment on market price or suitability for a particular investor.

CreditWatch And Rating Outlooks

An S&P rating evaluates default risk over the life of a debt issue, incorporating an assessment of all future events to the extent they are known or considered likely. But S&P also recognizes the potential for future performance to differ from initial expectations. Rating outlooks and CreditWatch listings address this possibility by focusing on the scenarios that could result in a rating change.

CreditWatch highlights potential changes in ratings of bonds, short term, and other fixed-income securities. Issues appear on CreditWatch when an event or deviation from an expected trend has occurred or is expected and additional information is necessary to take a rating action. Such rating reviews normally are completed within 90 days, unless the outcome of a specific event is pending. A listing does not mean a rating change is inevitable. However, in some cases, it is certain that a rating change will occur and only the magnitude of the change is unclear.

Wherever possible, a range of alternative ratings that could result is shown. CreditWatch is not intended to include all issues under review, and rating changes will occur without the issue appearing on CreditWatch. An issuer cannot automatically appeal a CreditWatch listing, but analysts are sensitive to issuer concerns and the fairness of the process.

A rating outlook is assigned to all long term debt issues—except for structured finance—and also assesses potential for change. Outlooks have a longer time frame than CreditWatch listings and incorporate trends or risks with less certain implications for credit quality. An outlook is not necessarily a precursor of a rating change or a CreditWatch listing.

CreditWatch designations and outlooks may be "positive," which indicates a rating may be raised, or "negative," which indicates a rating may be lowered. "Developing" is used for those unusual situations in which future events are so unclear that the rating potentially may be raised or lowered. "Stable" is the outlook assigned when ratings are not likely to be changed, but should not be confused with expected stability of the company's financial performance.

Commercial Paper

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from 'A' for the highest-quality obligations to 'D' for the lowest. These categories are as follows:

A-1

This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2

Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3

Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B

Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C

This rating is assigned to short term debt obligations with a doubtful capacity for payment.

D

Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

Variable-Rate Demand Bonds

S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols for the put option (for example, 'AAA/A-1+'). With short term demand debt, note rating symbols are used with the commercial paper rating symbols (for example, 'SP-1+/A-1+').

Moody's

Municipal Bond Ratings

Aaa

Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A

Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba

Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B

Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa

Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca

Bonds rated Ca present obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C

Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category and in the categories below B. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

Municipal Note Ratings

          Moody's ratings for state municipal notes and other short term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the differences between short term credit risk and long term risk. Factors affecting the liquidity of the borrower and short term cyclical elements are critical in short term ratings, while other factors of major importance in bond risk, long term secular trends for example, may be less important over the short run.

          A short term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

          Moody's short term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

MIG 1/VMIG 1

This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2

This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Rating

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a wide range of financial markets and assured sources of alternative liquidity.

           Issuers (or related supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Municipal Bond Ratings

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

AAA

Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA

Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short term debt of these issuers is generally rated F-1+.

A

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB

Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B

Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC

Bonds rated CCC have certain identifiable characteristics, which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC

Bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C

Bonds rated C are in imminent default in payment of interest or principal.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category covering 12-36 months.

Short Term Ratings

          Fitch's short term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+

Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1

Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2

Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

PART C -- OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

           (1)      FINANCIAL STATEMENTS:

                      To be filed by amendment.

          Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial statements indicating that Registrant has met the net worth requirements of Section 14(a) of the Investment Company Act of 1940 Act, as amended (the "1940 Act"), will be filed with a pre-effective amendment to the Registration Statement.

           (2)      EXHIBITS:

(a)	Amended and Restated Agreement and Declaration of Trust*
(b)	By-Laws*
(c)	Not applicable
(d)	See Exhibit (a)
(e)	Dividend Reinvestment Plan of Registrant*
(f)	Not applicable
(g)	Investment Management Agreement between Registrant and The Dreyfus Corporation ("The Dreyfus Corporation")*
(h)	(i)	Form of Underwriting Agreement between Registrant and _____________*
(ii)	Form of Master Selected Dealer Agreement*
(iii)	Form of Master Agreement Among Underwriters*
(i)	Not applicable
(j)	Custodian Agreement between Registrant and Mellon Bank, N.A.*
(k)	Registrar, Transfer Agency and Service Agreement between Registrant ________________*
(l)	Opinion and Consent of Counsel*
(m)	Not applicable
(n)	Consent of Independent Auditors*
(o)	Not applicable
(p)	Subscription Agreement*
(q)	Not applicable
(r)	Code of Ethics of Registrant and Registrant's Investment Adviser*
(s)	Power of Attorney*

__________________

*      To be filed by amendment.

ITEM 25.      MARKETING ARRANGEMENTS

           See Sections __________ of the Form of Underwriting Agreement to be filed as Exhibit (h)(i) to this Registration Statement.

          See Sections __________ of the Form of Master Selected Dealer Agreement to be filed as Exhibit (h)(ii) to this Registration Statement.

          See Sections __________ of the Form of Master Agreement Among Underwriters to be filed as Exhibit (h)(iii) to this Registration Statement.

ITEM 26.      OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

           The following table sets forth the expenses to be incurred in connection with the offer described in this Registration Statement:

Securities and Exchange Commission ("SEC") registration fees
National Association of Securities Dealers, Inc. fees
Costs of printing and engraving expenses
Independent auditor's fees and expenses
Legal fees and expenses
NYSE listing fees
Blue Sky filing fees and expenses
Miscellaneous expenses

Total	$_________ $_________ $_________ $_________ $_________ $_________ $_________ $_________ $_________*

________________________
* To be completed by amendment. The Dreyfus Corporation has agreed to pay the Registrant’s organizational expenses and offering costs (other than the sales load) that exceeds $0.__ per share.

ITEM 27.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

           Not applicable.

ITEM 28.      NUMBER OF HOLDERS OF SECURITIES

Title of Class Common Shares of Beneficial Interest, par value $0.001 per share	Number of Record Holders None

ITEM 29.      INDEMNIFICATION

           Reference is made to Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust to be filed as Exhibit (a) to the Registration Statement. The application of these provisions is limited by Article 10 of Registrant’s By-Laws, to be filed as Exhibit (b) to the Registration Statement and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission (the “SEC”):

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to, trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in Securities Act and will be governed by the final adjudication of such issue.

          Reference is also made to the Form of Underwriting Agreement to be filed as Exhibit (h)(i) to the Registration Statement, which provides for each of the parties thereto, including Registrant and the Underwriters, to indemnify [the others, their trustees, directors, certain of their officers, trustees, directors and persons who control them against certain liabilities in connection with the offering described herein, including liabilities under the federal securities laws].

          The directors and officers of Registrant are covered by an errors and omission policy covering certain claims and expenses arising out of their position with Registrant, except for matters which involve willful misfeasance, bad faith, gross negligence or reckless disregarding of their duties.

ITEM 30.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          The Dreyfus Corporation (“Dreyfus”) and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940, as amended, and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

Officer and Directors of Investment Adviser

Name and Position
With Dreyfus                 Other Businesses                         Position Held                          Dates
---------------------------- ---------------------------------------- -------------------------------------- --------------------
Stephen R. Byers             Lighthouse Growth Advisors LLC++         Member, Board of Managers              9/02-Present
Director, Vice Chairman,                                              President                              9/02-11/02
and Chief Investment
Officer
                             Dreyfus Service Corporation++            Senior Vice President                  3/00-Present
                             Founders Asset Management, LLC****       Member, Board of Managers              6/02-Present
                             Dreyfus Investment Advisers, Inc.++      Chief Investment Officer and Director  2/02-Present
Stephen E. Canter            Mellon Financial Corporation+            Vice Chairman                          6/01-Present
Chairman of the Board,
Chief Executive Officer
and Chief Operating Officer
                             Mellon Bank, N.A.+                       Vice Chairman                          6/01-Present
                             Mellon Growth Advisors, LLC*             Board Member                           1/02-Present
                             Dreyfus Investment Advisors, Inc. ++     Chairman of the Board                  1/97-2/02
                                                                      Director                               5/95-2/02
                                                                      President                              5/95-2/02
                             Newton Management Limited London,        Director                               2/99-Present
                             England
                             Mellon Bond Associates, LLP+             Executive Committee Member             1/99-Present
                             Mellon Equity Associates, LLP+           Executive Committee Member             1/99-Present
                             Franklin Portfolio Associates, LLC*      Director                               2/99-Present
                             Franklin Portfolio Holdings, Inc.*       Director                               2/99-Present
                             The Boston Company Asset Management,     Director                               2/99-Present
                             LLC*
                             TBCAM Holdings, Inc.*                    Director                               2/99-Present
                             Mellon Capital Management                Director                               1/99-Present
                             Corporation***
                             Founders Asset Management LLC****        Member, Board of Managers              12/97-Present
                             The Dreyfus Trust Company+++             Director                               6/95-Present
                                                                      Chairman                               1/99-Present
                                                                      President                              1/99-Present
                                                                      Chief Executive Officer                1/99-Present
J. Charles Cardona           Dreyfus Investment Advisors, Inc.++      Chairman of the Board                  2/02-Present
Director and Vice Chairman
                             Boston Safe Advisors, Inc.++             Director                               10/01-Present
                             Dreyfus Service Corporation++            Executive Vice President               2/7-Present
                                                                      Director                               8/00-Present
Steven G. Elliott            Mellon Financial Corporation+            Director                               1/01-Present
Director                                                              Senior Vice Chairman                   1/99-Present
                                                                      Chief Financial Officer                1/90-Present
                             Mellon Bank, N.A.+                       Director                               1/01-Present
                                                                      Senior Vice Chairman                   3/98-Present
                                                                      Chief Financial Officer                1/90-Present

                             Mellon EFT Services Corporation          Director                               10/98-Present
                             Mellon Bank Center, 8th Floor
                             1735 Market Street
                             Philadelphia, PA 19103
                             Mellon Financial Services Corporation    Director                               1/96-Present
                             #1                                       Vice President                         1/96-Present
                             Mellon Bank Center, 8th Floor
                             1735 Market Street
                             Philadelphia, PA 19103
                             Boston Group Holdings, Inc.*             Vice President                         5/93-Present
                             APT Holdings Corporation                 Treasurer                              12/87-Present
                             Pike Creek Operations Center
                             4500 New Linden Hill Road
                             Wilmington, DE 19808
                             Allomon Corporation                      Director                               12/87-Present
                             Two Mellon Bank Center
                             Pittsburgh, PA 15259
                             Mellon Financial Company+                Principal Executive Officer            1/88-Present
                                                                      Chief Executive Officer                8/87-Present
                                                                      Director                               8/87-Present
                                                                      President                              8/87-Present
                             Mellon Overseas Investments              Director                               4/88-Present
                             Corporation+
                             Mellon Financial Services Corporation    Treasurer                              12/87-Present
                             #5
                             Mellon Financial Markets, Inc.+          Director                               1/99-Present
                             Mellon Financial Services Corporation    Director                               1/99-Present
                             #17
                             Mellon Mortgage Company                  Director                               1/99-Present

                             Houston, TX
                             Mellon Ventures, Inc. +                  Director                               1/99-Present
David F. Lamere              Mellon Financial Corporation +           Vice Chairman                          9/01-Present
Director
                             Wellington-Medford II Properties, Inc.   President and Director                 2/99-Present
                             Medford, MA
                             TBC Securities Co., Inc.                 President and Director                 2/99-Present

                             Medford, MA
                             The Boston Company, Inc. *               Chairman & CEO                         1/99-Present
                             Boston Safe Deposit and Trust Company*   Chairman & CEO                         1/99-Present
                             Mellon Private Trust Co., N.A.           Chairman                               4/97--8/00
                             2875 Northeast 191st Street              Director                               4/97--8/00
                             North Miami, FL 33180
                             Newton Management Limited London,        Director                               10/98 - Present
                             England
                             Laurel Capital Advisors, LLP+            Executive Committee Member             8/98-Present
                             Mellon Bank, N.A. +                      Vice Chairman                          8/01-Present
                                                                      Exec. Management Group                 8/01-Present
                                                                      Exec. Vice President                   2/99--9/01
                             Mellon Trust of New York National        Chairman                               4/98--8/00
                             Association
                             1301 Avenue of the Americas
                             New York, NY 10017
                             Mellon Trust of California               Chairman                               2/96--8/00
                             Los Angles, CA
                             Mellon United National Bank              Chairman                               2/95-Present
                             2875 Northeast 191st Street              Director                               11/98-Present
                             North Miami, FL 33180
                             Mellon Asset Holding's, Inc. +           President                              3/99-Present
                                                                      Director
                                                                                                             6/99-Present
                             Mellon Global Investing Corp. +          President                              1/00-Present
Martin G. McGuinn            Mellon Financial Corporation+            Chairman                               1/99-Present
Director                                                              Chief Executive Officer                1/99-Present
                                                                      Director                               1/98-Present
                             Mellon Bank, N. A. +                     Chairman                               3/98-Present
                                                                      Chief Executive Officer                3/98-Present
                                                                      Director                               1/98-Present
                             Mellon Leasing Corporation+              Vice Chairman                          12/96-Present
Michael G. Millard           Lighthouse Growth Advisors LLC++         Member, Board of Managers              9/02-Present
Director and President                                                Vice President                         9/02-11/02
                             Dreyfus Service Corporation++            Chairman of the Board                  4/02-Present
                                                                      Chief Executive Officer                4/02-Present
                                                                      Director                               8/00-Present
                                                                      Executive Vice President               8/00--5/02
                                                                      Senior Vice President                  3/00--8/00
                                                                      Executive Vice President-Dreyfus       5/98--3/00
                                                                      Investment Division
                             Dreyfus Service Organization, Inc.       Director                               4/02-Present
                             Dreyfus Insurance Agency of              Director                               4/02-Present
                             Massachusetts, Inc.++
                             Founders Asset Management LLC****        Member, Board of Managers              5/01-Present
                             Boston Safe Advisors, Inc. ++            Director                               10/01-Present
Ronald P. O'Hanley           Mellon Financial Corporation+            Vice Chairman                          6/01-Present
Vice Chairman and
Director
                             Mellon Bank, N.A. +                      Vice Chairman                          6/01-Present
                             Mellon Growth Advisors, LLC*             Board Member                           1/02-Present
                             Standish-Mellon Asset Management         Board Member                           7/01-Present
                             Holdings, LLC
                             One Financial Center
                             Boston, MA 02211
                             Standish-Mellon Asset Management         Board Member                           7/01-Present
                             Company, LLC
                             One Financial Center
                             Boston, MA 02211
                             Franklin Portfolio Holdings, Inc.*       Director                               3/97-Present
                             Franklin Portfolio Associates, LLC*      Director                               3/97-Present
                             Pareto Partners (NY)                     Partner Representative                 2/00-Present
                             505 Park Avenue
                             NY, NY 10022
                             Boston Safe Deposit and Trust Company*   Executive Committee Member             1/99-1/01
                                                                      Director                               1/99-1/01
                             The Boston Company, Inc.*                Executive Committee Member             1/99-1/01
                                                                      Director                               1/99-1/01
                             Buck Consultants, Inc.++                 Director                               7/97-Present
                             Newton Management Limited                Executive Committee Member             10/98-Present
                             London, England                          Director                               10/98-Present
                             Mellon Global Investments Japan Ltd.     Non-Resident Director                  11/98-Present
                             Tokyo, Japan
                             TBCAM Holdings, Inc.*                    Director                               10/97-Present
                             The Boston Company Asset Management,     Director                               1/98-Present
                             LLC*
                             Boston Safe Advisors, Inc. ++            Chairman                               6/97--10/01
                                                                      Director                               2/97--10/01
                             Pareto Partners                          Partner Representative                 5/97-Present
                             271 Regent Street
                             London, England W1R 8PP
                             Mellon Capital Management                Director                               2/97-Present
                             Corporation***
                             Certus Asset Advisors Corp.**            Director                               2/97-Present
                             Mellon Bond Associates, LLP+             Trustee                                1/98-Present
                                                                      Chairman                               1/98-Present
                             Mellon Equity Associates, LLP+           Trustee                                2/97-Present
                                                                      Chairman                               2/97-Present
                             Mellon Global Investing Corp. *          Director                               5/97-Present
                                                                      Chairman                               5/97-Present
                                                                      Chief Executive Officer                5/97-Present
                             Laurel Capital Advisors+                 Trustee                                3/97-10/01
J. David Officer             Dreyfus Service Corporation++            President                              3/00-Present
Vice Chairman and                                                     Executive Vice President               5/98-3/00
Director                                                              Director                               3/99-Present
                             MBSC, LLC++                              Manager, Board of Managers and         4/02-Present
                                                                      President
                             Boston Safe Advisors, Inc.++             Director                               10/01-Present
                             Dreyfus Transfer, Inc.++                 Chairman and Director                  2/02-Present
                             Dreyfus Service Organization, Inc.++     Director                               3/99-Present
                             Dreyfus Insurance Agency of              Director                               5/98-Present
                             Massachusetts, Inc.*
                             Dreyfus Brokerage Services, Inc.         Chairman                               3/99-1/02
                             6500 Wilshire Boulevard, 8th Floor,
                             Los Angeles, CA 90048
                             Seven Six Seven Agency, Inc.++           Director                               10/98-Present
                             Mellon Residential Funding Corp.+        Director                               4/97-Present
                             Mellon Trust of Florida, N.A.            Director                               8/97-Present
                             2875 Northeast 191st Street
                             North Miami Beach, FL 33180
                             Mellon Bank, N.A.+                       Executive Vice President               7/96-Present
                             The Boston Company, Inc.*                Vice Chairman                          1/97-Present
                                                                      Director                               7/96-Present
                             RECO, Inc.*                              President                              11/96-Present

                                                                      Director                               11/96-Present
                             Boston Safe Deposit and Trust Company*   Director                               7/96-Present
                             Mellon Trust of New York                 Director                               6/96-Present
                             1301 Avenue of the Americas
                             New York, NY 10019
                             Mellon Trust of California               Director                               6/96-Present
                             400 South Hope Street,
                             Suite 400
                             Los Angeles, CA 90071
                             Mellon United National Bank              Director                               3/98-Present
                             1399 SW 1st Ave., Suite 400
                             Miami, Florida
                             Boston Group Holdings, Inc.*             Director                               12/97-Present
                             Dreyfus Financial Services Corp. +       Director                               9/96-4/02
                             Dreyfus Investment Services              Director                               4/96-Present
                             Corporation+
Richard W. Sabo              Founders Asset Management, LLC****       President                              12/98-Present
Director                                                              Chief Executive Officer                12/98-Present

Diane P. Durnin              Seven Six Seven Agency, Inc.++           Director                               4/02-Present
Executive Vice President

Mark N. Jacobs               Dreyfus Investment Adivsors, Inc.++      Director                               4/97-Present
General Counsel, Executive
Vice President and
Secretary
                             The Dreyfus Trust Company +++            Director                               3/96-Present

                             The TruePenny Corporation++              President                              10/98-Present
                                                                      Director                               3/96-Present
Patrice M. Kozlowski         None
Senior Vice President
-Corporate Communications

William H. Maresca           Lighthouse Growth Advisors LLC++         Member, Board of Managers              9/02-Present
Controller                                                            Vice President and Treasurer           9/02-Present
                             The Dreyfus Trust Company +++            Chief Financial Officer                3/99-Present
                                                                      Treasurer                              9/98-Present
                                                                      Director                               3/97-Present
                             MBSC, LLC++                              Chief Financial Officer and            4/02-Present
                                                                      Manager, Board of Managers

                             Boston Safe Advisors, Inc. ++            Chief Financial Officer and Director   10/01-Present
                             Dreyfus Service Corporation++            Chief Financial Officer                12/98-Present
                                                                      Director                               8/00-Present
                             Dreyfus Consumer Credit Corporation ++   Treasurer                              10/98-Present
                             Dreyfus Investment Advisors, Inc. ++     Treasurer                              10/98-Present
                             Dreyfus-Lincoln, Inc.                    Vice President                         10/98-Present
                             c/o Mellon Corporation                   Director                               2/02-Present
                             Two Greenville Center
                             4001 Kennett Pike, Suite 218
                             Greenville, DE 19807
                             The TruePenny Corporation++              Vice President                         10/98-Present

                                                                      Director                               2/02-Present
                             The Trotwood Corporation++               Vice President                         10/98-7/99
                             Trotwood Hunters Corporation++           Vice President                         10/98-7/99
                             Trotwood Hunters Site A Corp. ++         Vice President                         10/98-7/99
                             Dreyfus Transfer, Inc. ++                Chief Financial Officer                5/98-Present
                             Dreyfus Service Organization, Inc.++     Treasurer                              3/99-Present
                             Dreyfus Insurance Agency of              Assistant Treasurer                    5/98-Present
                             Massachusetts, Inc.*
Mary Beth Leibig             None
Vice President-Human
Resources

Angela E. Price              None
Vice President

Theodore A. Schacher         Lighthouse Growth Advisors LLC++         Assistant Treasurer                    9/02-Present
Vice President-Tax
                             Dreyfus Service Corporation++            Vice President -Tax                    10/96-Present
                             MBSC, LLC++                              Vice President -Tax                    4/02-Present
                             The Dreyfus Consumer Credit              Chairman                               6/99-Present
                             Corporation ++
                                                                      President                              6/99-Present
                             Dreyfus Investment Advisors, Inc.++      Vice President - Tax                   10/96-Present
                             Dreyfus Service Organization, Inc.++     Vice President - Tax                   10/96-Present
Wendy Strutt                 None
Vice President

Raymond J. Van Cott          Mellon Financial Corporation+            Vice President                         7/98-Present
Vice President-Information
Systems

James Bitetto                The TruePenny Corporation++              Secretary                              9/98-Present
Assistant Secretary
                             Dreyfus Service Corporation++            Assistant Secretary                    8/98-Present
                             Dreyfus Investment Advisors, Inc.++      Assistant Secretary                    7/98-Present
                             Dreyfus Service Organization, Inc.++     Assistant Secretary                    7/98-Present
                             The Dreyfus Consumer Credit              Vice President and Director            2/02-Present
                             Corporation++

Steven F. Newman             Dreyfus Transfer, Inc. ++                Vice President                         2/97-Present
Assistant Secretary
                                                                      Director                               2/97-Present

                                                                      Secretary                              2/97-Present
                             Dreyfus Service Organization, Inc.++     Secretary                              7/98-Present

* The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
** The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
*** The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
**** The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+ The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++ The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++ The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

ITEM 31.      LOCATION OF ACCOUNTS AND RECORDS

          The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder, including journals, ledgers, securities records and other original records, are maintained primarily at the offices of Registrant’s custodian, Mellon Bank, N.A., One Mellon Bank Center Pittsburgh, Pennsylvania 15258. All other records so required to be maintained are maintained at the offices of Dreyfus, 200 Park Avenue, New York, New York 10166.

ITEM 32.      MANAGEMENT SERVICES

           Not applicable.

ITEM 33.      UNDERTAKINGS

           (1)      Registrant hereby undertakes to suspend the offering of its Common Shares until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

           (2)      Not applicable.

           (3)      Not applicable.

           (4)      Not applicable.

           (5)      Registrant hereby undertakes that:

(a) for the purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of the Registration Statement in reliance on Rule 430A and contained in the form of prospectus filed by Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

(b) for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

           (6)      Registrant hereby undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

SIGNATURES

           Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York, State of New York, on the 22nd day of March, 2004.

DREYFUS INTERMEDIATE MUNICIPAL INCOME FUND, INC. By:/s/ Stephen E. Canter Stephen E. Canter, President

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Stephen E. Canter Brian D. Simon	President, (Principal Executive Officer)	March 22, 2004

/s/ James Windels James Windels	Treasurer (Principal Financial and Accounting Officer	March 22, 2004

/s/ Jeff Prunsofsky Jeff Prunsofsky	Sole Trustee	March 22, 2004